      As filed with the Securities and Exchange Commission on May 27, 2005
                                             1933 Act: Registration No. 2-60655
                                             1940 Act: Registration No. 811-2802


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/
                       Pre-Effective Amendment No. ___ / /
                       Post-Effective Amendment No. 46 /X/

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                              Amendment No. 42 /X/

                                UBS CASHFUND INC.
               (Exact name of registrant as specified in charter)
                               51 West 52nd Street
                          New York, New York 10019-6114
                    (Address of principal executive offices)
       Registrant's telephone number, including area code: (212) 882-5000

                              MARK F. KEMPER, ESQ.
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                          New York, New York 10019-6114
                     (Name and address of agent for service)


                                   Copies to:
                              JACK W. MURPHY, ESQ.
                                   Dechert LLP
                               1775 I Street, N.W.
                           Washington, D.C. 20006-2401
                            Telephone: (202) 261-3303

Approximate Date of Proposed Public Offering: Effective Date of this
                                              Post-Effective Amendment.

It is proposed that this filing will become effective:

/ / Immediately upon filing pursuant to Rule 485(b)
/ / On ________________ pursuant to Rule 485(b)
/ / 60 days after filing pursuant to Rule 485(a)(1)
/X/ On July 29, 2005 pursuant to Rule 485(a)(1)
/ / 75 days after filing pursuant to Rule 485(a)(2)
/ / On ________________ pursuant to Rule 485(a)(2)


Title of Securities Being Registered: Shares of Common Stock of UBS Cashfund
Inc.

[UBS GLOBAL ASSET MANAGEMENT LOGO]

UBS CASHFUND

PROSPECTUS


[JULY 29, 2005]



AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS COMPLETE OR ACCURATE. TO STATE OTHERWISE IS A CRIME.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE.

UBS Cashfund

Contents


THE FUND
WHAT EVERY INVESTOR SHOULD KNOW ABOUT THE FUND

       Investment Objective, Strategies, Risks and Portfolio Holdings            Page 3

       Performance                                                               Page 5

       Expenses and Fee Tables                                                   Page 6

       More About Risks and Investment Strategies                                Page 8

YOUR INVESTMENT
INFORMATION FOR MANAGING YOUR FUND ACCOUNT

       Managing Your Fund Account                                                Page 10
       --Buying Shares
       --Selling Shares
       --Pricing and Valuation

ADDITIONAL INFORMATION
ADDITIONAL IMPORTANT INFORMATION ABOUT THE FUND

       Management, Organization and Capital Structure                            Page 15

       Dividends and Taxes                                                       Page 15

       Financial Highlights                                                      Page 17

       Where to learn more about the fund                                        Back Cover


           THE FUND IS NOT A COMPLETE OR BALANCED INVESTMENT PROGRAM.
________________________________________________________________________________
2

Investment Objective, Strategies, Risks and Portfolio Holdings


FUND OBJECTIVE

Current income, stability of principal and high liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

UBS Financial Services Inc., the fund's investment advisor, has appointed UBS Global Asset Management (US) Inc. ("UBS Global AM") to serve as the fund's sub-advisor. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

- CREDIT RISK--Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

- INTEREST RATE RISK--The value of the fund's investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

- FOREIGN INVESTING RISK--The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.


- GOVERNMENT SECURITIES RISK--There are different types of US government securities with different levels of credit risk. Some US government securities are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. Other types of US government securities are supported by the full faith and credit of the United States (but not issued by the US Treasury). These securities have the lowest credit risk. Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (E.G., mortgage-backed securities); or (4) supported by the United States in some
________________________________________________________________________________
                                                                               3
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   other way. Certain US government securities are riskier than others. The relative level of risk depends on the nature of the particular security. A US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are riskier than those that are.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

PORTFOLIO HOLDINGS

The fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in its semiannual and annual reports to shareholders and are filed with the SEC on Form N-CSR. The fund's Forms N-Q and Forms N-CSR are available on the SEC's Web site at http://www.sec.gov. The fund's Forms N-Q and Forms N-CSR may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-942-8090. Additionally, you may obtain copies of Forms N-Q and semiannual and annual reports to shareholders from the fund upon request by calling 1-800-647 1568. Please consult the fund's Statement of Additional Information ("SAI") for a description of the policies and procedures that govern disclosure of the fund's portfolio holdings.

________________________________________________________________________________
4

Performance

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The table that follows the bar chart shows the average annual returns over various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN

[CHART]

CALENDAR YEAR   TOTAL RETURN
    1995            5.46%
    1996            4.95%
    1997            5.15%
    1998            5.15%
    1999            4.74%
    2000            6.01%
    2001            3.84%
    2002            1.35%
    2003            0.61%
    2004            0.82%


Total return January 1 to June 30, 2005--[   ]%
Best quarter during years shown: 3rd and 4th quarters, 2000--1.55% Worst quarter during years shown: 4th quarter, 2003--0.11%


AVERAGE ANNUAL TOTAL RETURNS

as of December 31, 2004



One Year                               0.82%
Five Years                             2.50%
Ten Years                              3.79%

________________________________________________________________________________

Expenses and Fee Tables

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment when you buy or sell fund shares)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)              None
Maximum Deferred Sales Charge (Load) (as a % of offering price)                          None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)


Management Fees                                                                          0.38%
Distribution and/or Service (12b-1) Fees                                                  None
Other Expenses                                                                           0.18%
                                                                                         ----
Total Annual Fund Operating Expenses                                                     0.56%
                                                                                         ====

________________________________________________________________________________
6

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.


This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at their current expense levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                              1 YEAR         3 YEARS         5 YEARS         10 YEARS
                            ----------      ----------      ----------      ----------
                            $       57      $      179      $      313      $      701

________________________________________________________________________________

More About Risks and Investment Strategies

PRINCIPAL RISKS

The main risks of investing in the fund are described below. Other risks of investing in the fund, along with further detail about some of the risks described below, are discussed in the fund's Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

CREDIT RISK. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

INTEREST RATE RISK. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the fund's investments will fall. Also, the fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that the fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, the fund's income generally will tend to fall more slowly.

FOREIGN INVESTING RISK. Foreign investing may involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of US issuers. In addition, there are differences between US and foreign regulatory requirements and market practices.


GOVERNMENT SECURITIES RISK--There are different types of US government securities with different levels of credit risk. Some US government securities are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. Other types of US government securities are supported by the full faith and credit of the United States (but not issued by the US Treasury). These securities have the lowest credit risk. Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (E.G., mortgage-backed securities); or (4) supported by the United States in some other way. Certain US government securities are riskier than others. The relative level of risk depends on the nature of the particular security. A US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are riskier than those that are.

ADDITIONAL RISK


STRUCTURED SECURITY RISK. The fund may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (E.G., enhanced liquidity, yields linked to short-term interest rates). If those securities behaved in a way that UBS Global AM did not anticipate, or if the security structures encountered unexpected difficulties, the fund could suffer a loss.
________________________________________________________________________________
8

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES


Like all money market funds, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable price of $1.00 per share.

UBS Global AM may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying the fund's composition and weighted average maturity based upon UBS Global AM's assessment of the relative values of various money market instruments and future interest rate patterns. UBS Global AM also may buy or sell money market instruments to take advantage of yield differences.
________________________________________________________________________________

Managing Your Fund Account

BUYING SHARES

INTRODUCTION. You must be a client of UBS Financial Services Inc. or a client of a UBS Financial Services Inc. correspondent firm to purchase fund shares. You can purchase fund shares by contacting your Financial Advisor.

AUTOMATIC DEPOSIT ACCOUNT SWEEP PROGRAM.

UBS Financial Services Inc. administers a bank deposit sweep program under which free cash balances in client brokerage accounts are swept into interest-bearing deposit accounts ("Deposit Account Sweep Program").

Investors who are eligible to participate in the Deposit Account Sweep Program are referred to as "eligible participants" below to distinguish them from other investors in the fund.

UBS Financial Services Inc. brokerage accounts of eligible participants automatically default to the Deposit Account Sweep Program as their primary sweep vehicle. This means that free cash balances (that is, immediately available funds) of eligible participants will be automatically deposited in bank deposit accounts, not the fund. This will occur without dollar limit, if no cap is selected by the investor. If a cap is selected, available balances in excess of such limit will be automatically invested in the fund.

UBS Financial Services Inc. will require a threshold (E.G., $100,000 for individual ownership and $200,000 for joint ownership accounts) before redirection of cash balances to the fund. After a cap is reached, uninvested cash will be invested as if the investor were a "non-eligible participant." Certain limitations apply. For more information, please contact your Financial Advisor at UBS Financial Services Inc. or correspondent firm.

If you would like to place a limit on the amount of available cash that defaults to the Deposit Account Sweep Program, contact your Financial Advisor.

BACKGROUND INFORMATION. Your order to purchase fund shares will be effective on the business day on which federal funds become available to the fund. Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus can be made immediately available to the fund. A business day is any day that the Boston offices of the fund's custodian and the New York City offices of UBS Financial Services Inc. and its bank are all open for business.


The fund and UBS Global AM have the right to reject any purchase order and to suspend the offering of the fund's shares for a period of time or permanently.


MINIMUM INVESTMENTS:

To open a fund account                       $  1,000
To add to a fund account                     $    500

The minimum to add to a fund account is waived for automatic purchases made with free cash balances in your UBS Financial Services Inc. brokerage account, as described below. The fund may change its minimum investment requirements at any time.

BUYING SHARES AUTOMATICALLY

NON-ELIGIBLE PARTICIPANTS. You must open your fund account with an initial investment of $1,000 or more. Once your fund account is opened, all free cash balances (that is, immediately available funds) of $500 or more in your brokerage account (including proceeds from securities you have sold) are automatically
________________________________________________________________________________
10
invested in the fund on a daily basis. These purchases are made daily for settlement the same business day. All remaining free cash balances of $1.00 or more are invested in fund shares on the next to last business day of each month for settlement on the last business day of that month.

ELIGIBLE PARTICIPANTS. UBS Financial Services Inc. brokerage accounts will automatically default to the Deposit Account Sweep Program. If a dollar limit cap is selected, available balances in excess of such cap will be automatically invested in fund shares.

BUYING SHARES BY CHECK

You may purchase fund shares by placing an order with your Financial Advisor and providing a check from a US bank. You should make your check payable to UBS Cashfund Inc. and should include your UBS Financial Services Inc. account number on the check. Only non-eligible participants (and eligible participants who are purchasing fund shares in excess of a cap on investments in the Deposit Account Sweep Program) may buy shares by check.

Federal funds are deemed available to the fund two business days after the deposit of a personal check and one business day after deposit of a cashier's or certified check. UBS Financial Services Inc. may benefit from the temporary use of the proceeds of personal checks if they are converted to federal funds in less than two business days.

BUYING SHARES BY WIRE

You may purchase fund shares by placing an order through your Financial Advisor and instructing your bank to transfer federal funds by wire to:

     UBS AG
     ABA 026007993
     UBS Financial Services Inc.--Cashfund
     A/C 101WA258640000
     [Account Name]/[Brokerage Account Number]

The wire must include your name and UBS Financial Services Inc. brokerage account number. Only non-eligible participants (and eligible participants who are purchasing fund shares in excess of a cap on investments in the Deposit Account Sweep Program) may buy shares by wire.

If UBS Financial Services Inc. receives a notice from your bank of a wire transfer of federal funds for a purchase of fund shares by 12:00 noon, Eastern time, UBS Financial Services Inc. will execute the purchase on that day. Otherwise, UBS Financial Services Inc. will execute the order on the next business day. UBS Financial Services Inc. and/or your bank may impose a service charge for wire purchases.

SELLING SHARES

You may sell your shares by contacting your Financial Advisor in person or by telephone or mail. You may also be able to use the checkwriting service to sell your shares.

SELLING SHARES AUTOMATICALLY

Your fund shares will be sold automatically to settle any outstanding securities purchases or debits to your UBS Financial Services Inc. brokerage account, unless you instruct your Financial Advisor otherwise.

If you are a participant in the Deposit Account Sweep Program and also own shares of the fund, shares of the fund are always sold first to settle any outstanding securities purchases or other debits to your UBS Financial Services Inc. brokerage account. If there are insufficient amounts in the fund, then cash withdrawals will be made from your bank deposit account to satisfy the debits.
________________________________________________________________________________

SELLING BY TELEPHONE OR MAIL OR IN PERSON

You may submit a request to sell fund shares in person or by telephone or mail to your Financial Advisor. Your proceeds will be mailed to you by check unless you choose a wire transfer as described below. UBS Financial Services Inc. may charge an administrative service fee of up to $5.00 for processing sales orders by check.

If you mail an order to sell your shares to UBS Financial Services Inc. or its correspondent firms, your request must include:

-  Your name and address;

-  The fund's name;

-  Your fund account number;

-  The dollar amount or number of shares you want to sell; and

- A guarantee of each registered owner's signature. A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The fund and its transfer agent will not accept signature guarantees that are not a part of these programs.

Sales by mail may also need to include additional supporting documents for sales by estates, trusts, guardianships, custodianships, partnerships and corporations.

WIRE TRANSFER OF SALE PROCEEDS

If you sell $5,000 or more of your fund shares, you may request that the sale proceeds be paid in federal funds and wired directly to a pre-designated bank account. To take advantage of this service, you must complete an authorization form that can be obtained from your Financial Advisor. If UBS Financial Services Inc.'s New York City offices receive your wire sales order prior to 12:00 noon, Eastern time, on any business day, the sales proceeds will be wired to your bank account on that day. Otherwise, your sales proceeds will be wired to your bank account on the next business day. UBS Financial Services Inc. may impose a fee for wiring sales proceeds and may sell automatically an appropriate number of fund shares to pay that fee.


CHECKWRITING SERVICE. If you previously participated in the checkwriting service, then you may still be able to sell fund shares by writing a check. However, UBS Financial Services Inc. no longer provides checks for the checkwriting service; therefore when your current supply of checks has been exhausted, you will no longer be able to use the checkwriting service. If you would like a checkwriting feature at that time, please speak to your Financial Advisor about upgrading your UBS Financial Services Inc. brokerage account to a UBS Financial Services Inc. Resource Management Account(R) (RMA(R)) or UBS Financial Services Inc. Business Services Account (BSA(R)) account.


Checks will be cleared against the "total withdrawal limit" of a shareholder's UBS Financial Services Inc. brokerage account. The withdrawal limit includes uninvested cash in the brokerage account, balances in money funds (including the fund) or other sweep options, and, if the investor has selected margin, the available margin loan value of securities held in the brokerage account.
________________________________________________________________________________
12

Checks should only be written for amounts of $500.00 or more. You will not receive canceled checks, but you may request photocopies of canceled checks. If you have insufficient funds in your brokerage account to cover a check you have written, the check will be returned to the payee. Checks written in amounts less than $500 will also be returned. You should not attempt to redeem all the shares in your fund account by writing a check because the amount of fund shares in your account is likely to change each day. Checks may not be used to transfer money into another UBS Financial Services Inc. account, written for cash or used to close your account. You may be charged for stop payment orders, copies of canceled checks, checks returned for insufficient funds, and checks written for less than $500. You will pay these charges through either the automatic sales of an appropriate number of your fund shares or a charge against your brokerage account. This service generally is not available to persons who own fund shares through any sub-account or tax-deferred retirement plan account. UBS Financial Services Inc. may modify or terminate the checkwriting service at any time or impose service fees for checkwriting.


MORE INFORMATION REGARDING "ELIGIBLE PARTICIPANTS." Eligible participants are individuals, sole proprietors and governmental entities. Custodial accounts are also eligible participants if each beneficiary is an eligible participant. "Eligible participants" does not include participants that are (a) organized or operated to make a profit such as corporations, partnerships, associations, business trusts or other organizations, (b) nonprofit organizations, including organizations described in sections 501(c)(3) through (13) and (19) of the Internal Revenue Code of 1986, as amended, (c) trusts or estates, (d) enrolled in UBS Financial Services Inc. Investment Consulting Services programs (other than InsightOne(SM) and Employee Self Directed Accounts) or Private Wealth Solutions(SM), (e) not resident in the United States or (f) retirement plans qualified under Section 401(a) or Section 403(b)(7) of the Internal Revenue Code of 1986, as amended, or under any other employee retirement or welfare plan subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA").


ADDITIONAL INFORMATION ABOUT YOUR ACCOUNT


It costs the fund money to maintain shareholder accounts. Therefore, the fund reserves the right to repurchase all shares in any account that has a net asset value of less than $500. If the fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more within 60 days. This notice may appear on your account statement.

If you want to sell shares that you purchased recently, the fund may delay payment until it verifies that it has received good payment. If you purchased shares by check, this can take up to 15 days.

To help the government fight the funding of terrorism and money laundering activites, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, the fund may not be able to maintain your account. If the fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS Global AM reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.
________________________________________________________________________________

MARKET TIMING. Frequent purchases and redemptions of fund shares could increase the fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund's portfolio, which could impact the fund's performance. However, money market funds are generally used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. UBS Global AM anticipates that shareholders will purchase and sell fund shares frequently because the fund is designed to offer investors a liquid cash option. UBS Global AM also believes that money market funds, such as the fund, are not targets of abusive trading practices because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. For these reasons, the Board has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to discourage excessive or short-term trading of fund shares.

Other UBS Global AM funds that are not money market funds have approved policies and procedures designed to discourage and prevent abusive trading practices. For more information about market timing policies and procedures for another UBS Global AM fund, please see that fund's prospectus.


PRICING AND VALUATION

The price of fund shares is based on net asset value. The net asset value is the total value of the fund divided by the total number of shares outstanding. In determining net asset value, the fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. The fund's net asset value per share is expected to be $1.00 per share, although this value is not guaranteed.

The fund calculates net asset value once each business day at 2:00 p.m., Eastern time. Your price for buying or selling shares will be the net asset value that is next calculated after the fund accepts your order.

Your Financial Advisor is responsible for making sure that your order is promptly sent to the fund.
________________________________________________________________________________
14

Management, Organization and Capital Structure


INVESTMENT ADVISOR AND SUB-ADVISOR


UBS Financial Services Inc. is the fund's investment advisor and administrator. UBS Financial Services Inc. is a Delaware corporation located at 1285 Avenue of the Americas, New York, New York 10019-6028. UBS Global AM is the fund's principal underwriter, sub-adviser and sub-administrator. UBS Global AM is a Delaware corporation located at 51 West 52nd Street, New York, New York 10019-6114. UBS Financial Services Inc. and UBS Global AM are investment advisers registered with the US Securities and Exchange Commission. UBS Financial Services Inc. and UBS Global AM are indirect, wholly owned subsidiaries of UBS AG ("UBS"). As of March 31, 2005, UBS Global AM had approximately $50 billion in assets under management. UBS Global AM is a member of the UBS Global Asset Management Division, which had approximately $530 billion in assets under management worldwide as of March 31, 2005. UBS is an internationally diversified organization headquartered in Zurich, Switzerland with operations in many areas of the financial services industry.


ADVISORY FEES


The fund paid advisory and administration fees to UBS Financial Services Inc. for the fiscal year ended March 31, 2005 at the effective annual rate of 0.38% of the fund's average daily net assets.


Dividends and Taxes

DIVIDENDS

The fund declares dividends daily and pays them monthly. The fund may distribute all or a portion of its short-term capital gains (if any) to the extent required to ensure that the fund maintains its federal tax law status as a regulated investment company. The fund will also distribute all or a portion of its short-term capital gains to the extent necessary to maintain its share price at $1.00.

You will receive dividends in additional shares of the fund unless you elect to receive them in cash. Contact your Financial Advisor at UBS Financial Services Inc. or one of its correspondent firms if you prefer to receive dividends in cash. Shares do not earn dividends on the day they are purchased but do earn dividends on the day they are sold.

TAXES

The dividends that you receive from the fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash and are expected to be taxed as ordinary income. Such dividends are not eligible for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock.

If you hold fund shares through a tax-exempt account or plan, such as an IRA or 401(k) plan, dividends on your shares generally will not be
________________________________________________________________________________
subject to tax before distributions are made to you from the account or plan.

The fund will tell you annually how you should treat its dividends for tax purposes. You will not recognize any gain or loss on the sale of your fund shares so long as the fund maintains a share price of $1.00.

The fund may be required to withhold a 28% federal tax on all dividends payable to you

- if you fail to provide the fund or UBS Financial Services Inc. with your correct taxpayer indentification number on Form W-9 (for US citizens and resident aliens) or to make required certifications, or

- if you have been notified by the IRS that you are subject to backup withholding.

Distributions to non-residents will also generally be subject to a 28% withholding tax.


The above is a general and abbreviated discussion of certain tax considerations, and each investor is advised to consult with his or her own tax advisor. There is additional information on taxes in the fund's SAI.

________________________________________________________________________________
16

Financial Highlights


The following financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. In the table, "total investment return" represents the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions). This information in the financial highlights has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the fund's Annual Report to Shareholders. The Annual Report may be obtained without charge by calling 1-800-647 1568.



                                                                       FOR THE YEARS ENDED MARCH 31,
                                              --------------------------------------------------------------------------------
                                                  2005             2004             2003             2002             2001
                                              ------------     ------------     ------------     ------------     ------------
NET ASSET VALUE, BEGINNING OF YEAR            $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
                                              ------------     ------------     ------------     ------------     ------------
Net investment income                               0.0118           0.0053           0.0115           0.0282           0.0586
Dividends from net investment income               (0.0118)         (0.0053)         (0.0115)         (0.0282)         (0.0586)
                                              ------------     ------------     ------------     ------------     ------------
NET ASSET VALUE, END OF YEAR                  $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
                                              ============     ============     ============     ============     ============
TOTAL INVESTMENT RETURN(1)                            1.18%            0.53%            1.16%            2.85%            6.02%
                                              ============     ============     ============     ============     ============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)               $  3,443,468     $  4,724,060     $  7,299,597     $  7,015,530     $  6,789,741
Expenses to average net assets                        0.56%            0.60%            0.57%            0.55%            0.56%
Net investment income to average net assets           1.14%            0.53%            1.15%            2.79%            5.85%


----------
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.
________________________________________________________________________________

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

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

If you want more information about the fund, the following documents are available free upon request:


ANNUAL/SEMIANNUAL REPORTS

Additional information about the fund's investments is available in its annual and semiannual reports to shareholders.


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the fund and is incorporated by reference into this prospectus (I.E., it is legally a part of this prospectus).


You may discuss your questions about the fund by contacting your Financial Advisor. You may obtain free copies of the fund's annual and semi-annual reports and its SAI by contacting the fund directly at 1-800-647 1568. You may also request other information about the fund and make shareholder inquiries via this number. The fund does not make its SAI and shareholder report available online because it is a money market fund and does not have a Web site.

You may review and copy information about the fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942 8090. You can get copies of reports and other information about the fund:


- For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or


- Free from the EDGAR Database on the SEC's Internet Web site at: http://www.sec.gov.


UBS Cashfund Inc.
Investment Company Act File No. 811-02802


(C) 2005 UBS Financial Services Inc. All rights reserved.


[UBS GLOBAL ASSET MANAGEMENT LOGO]

UBS CASHFUND

PROSPECTUS


[July 29, 2005]

[UBS GLOBAL ASSET MANAGEMENT LOGO]

                                UBS CASHFUND INC.
                               51 WEST 52ND STREET
                          NEW YORK, NEW YORK 10019-6114

                       STATEMENT OF ADDITIONAL INFORMATION

     UBS Cashfund Inc. is a professionally managed, no load money market fund designed to provide investors with current income, stability of principal and high liquidity.

     The fund's investment advisor and administrator is UBS Financial Services Inc. UBS Global Asset Management (US) Inc. ("UBS Global AM") is the fund's principal underwriter, sub-advisor and sub-administrator. UBS Financial Services Inc. and UBS Global AM are indirect wholly owned subsidiaries of UBS AG.

     Portions of the fund's Annual Report to Shareholders are incorporated by reference into this Statement of Additional Information ("SAI"). The Annual Report accompanies this SAI. You may obtain an additional copy of the Annual Report without charge by calling toll-free 1-800-647 1568.


     This SAI is not a prospectus and should be read only in conjunction with the fund's current Prospectus, dated July 29, 2005. A copy of the Prospectus may be obtained by calling any Financial Advisor at UBS Financial Services Inc. or correspondent firm or by calling toll-free 1-800-647 1568. This SAI is dated July 29, 2005.


                                TABLE OF CONTENTS

                                                                                                       PAGE
                                                                                                       ----
     The Fund and Its Investment Policies                                                                 2
     The Fund's Investments, Related Risks and Limitations                                                2
     Disclosure of Portfolio Holdings                                                                     9
     Organization of the Fund; Directors and Officers; Principal Holders and Management
       Ownership of Securities                                                                           12
     Investment Advisory, Administration and Principal Underwriting Arrangements                         21
     Portfolio Transactions                                                                              24
     Additional Information Regarding Redemptions; Financial Institutions                                25
     Valuation of Shares                                                                                 25
     Taxes                                                                                               26
     Other Information                                                                                   27
     Financial Statements                                                                                27

                      THE FUND AND ITS INVESTMENT POLICIES


     The fund's investment objective may not be changed without shareholder approval. Except where noted, the investment policies of the fund may be changed by its board of directors ("board") without shareholder approval. As with other mutual funds, there is no assurance that the fund will achieve its investment objective.


     The fund's investment objective is to provide current income, stability of principal and high liquidity. The fund invests in high quality money market instruments that have, or are deemed to have, remaining maturities of 13 months or less. Money market instruments include short-term debt obligations and similar securities. They also include longer term securities that have variable interest rates or other special features that give them the financial characteristics of short-term debt. These instruments include (1) US and foreign government securities, (2) obligations of US and foreign banks, (3) commercial paper and other short-term obligations of US and foreign corporations, partnerships, trusts and similar entities, (4) repurchase agreements and (5) investment company securities. The fund maintains a dollar-weighted average portfolio maturity of 90 days or less.

     The fund may invest in obligations (including certificates of deposit, bankers' acceptances, time deposits and similar obligations) of US and non-US banks only if the institution has total assets at the time of purchase in excess of $1.5 billion. The fund's investments in non-negotiable time deposits of these institutions will be considered illiquid if they have maturities greater than seven calendar days.

     The fund may purchase only those obligations that UBS Global AM determines, pursuant to procedures adopted by the board, present minimal credit risks and are "First Tier Securities" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended ("Investment Company Act"). First Tier Securities include US government securities and securities of other registered investment companies that are money market funds. Other First Tier Securities are either
(1) rated in the highest short-term rating category by at least two nationally recognized statistical rating organizations ("rating agencies"), (2) rated in the highest short-term rating category by a single rating agency if only that rating agency has assigned the obligation a short-term rating, (3) issued by an issuer that has received such a short-term rating with respect to a security that is comparable in priority and security, (4) subject to a guarantee rated in the highest short-term rating category or issued by a guarantor that has received the highest short-term rating for a comparable debt obligation or (5) unrated, but determined by UBS Global AM to be of comparable quality.

     The fund generally may invest no more than 5% of its total assets in the securities of a single issuer (other than US government securities), except that the fund may invest up to 25% of its total assets in First Tier Securities of a single issuer for a period of up to three business days. The fund may purchase only US dollar denominated obligations of non-US issuers.

     The fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow from banks or through reverse repurchase agreements for temporary purposes, but not in excess of 10% of its total assets. The costs associated with borrowing may reduce the fund's net income. See "The Fund's Investments, Related Risks and Limitations--Investment Limitations of the Fund" for more information regarding borrowing. The fund may invest in the securities of other investment companies.

              THE FUND'S INVESTMENTS, RELATED RISKS AND LIMITATIONS

     The following supplements the information contained in the fund's Prospectus and above concerning the fund's investments, related risks and limitations. Except as otherwise indicated in the Prospectus or SAI, the fund has established no policy limitations on its ability to use the investments or techniques discussed in these documents. New forms of money market instruments continue to be developed. The fund may invest in these instruments to the extent consistent with its investment objective.

     YIELDS AND CREDIT RATINGS OF MONEY MARKET INSTRUMENTS. The yields on the money market instruments in which the fund invests are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings assigned by rating agencies represent their opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

     Subsequent to its purchase by the fund, an issue may cease to be rated or its rating may be reduced. If a security in the fund's portfolio ceases to be a First Tier Security (as defined above) or UBS Global AM becomes aware that a security has received a rating below the second highest rating by any rating agency, UBS Global AM and, in certain cases, the fund's board, will consider whether the fund should continue to hold the obligation. A First Tier Security rated in the highest short-term category by a single rating agency at the time of purchase that subsequently receives a rating below the highest rating category from a different rating agency may continue to be considered a First Tier Security.

     US GOVERNMENT SECURITIES. US government securities include direct obligations of the US Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the US government, its agencies or its instrumentalities. These US government securities may include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other US government securities may be backed by the full faith and credit of the US government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

     US government securities also include separately traded principal and interest components of securities issued or guaranteed by the US Treasury, which are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the US Treasury.

     COMMERCIAL PAPER AND OTHER SHORT-TERM OBLIGATIONS. The fund may purchase commercial paper, which includes short-term obligations issued by corporations, partnerships, trusts or other entities to finance short-term credit needs. The fund also may purchase other types of non-convertible debt obligations subject to maturity constraints imposed by the Securities and Exchange Commission ("SEC"). Descriptions of certain types of short-term obligations are provided below.

     ASSET-BACKED SECURITIES. The fund may invest in securities that are comprised of financial assets that have been securitized through the use of trusts or special purpose corporations or other entities. Such assets may include motor vehicle and other installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements or other types of financial assets. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. See "The Fund's Investments, Related Risks and Limitations--Credit and Liquidity Enhancements."

     VARIABLE AND FLOATING RATE SECURITIES AND DEMAND INSTRUMENTS. The fund may purchase variable and floating rate securities with remaining maturities in excess of 13 months issued by US government agencies or instrumentalities or guaranteed by the US government. In addition, the fund may purchase variable and floating rate securities of other issuers. The yields on these securities are adjusted in relation to changes in specific rates, such as the prime rate, and different securities may have different adjustment rates. Certain of these obligations carry a demand feature that gives the fund the right to tender them back to a specified party, usually the issuer or a remarketing agent, prior to maturity. The fund's investment in variable and floating rate securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. The fund will purchase variable and floating rate securities of non-US government issuers that have remaining maturities of more than 13 months only if the securities are subject to a demand feature exercisable within 13 months or less. See "The Fund's Investments, Related Risks and Limitations--Credit and Liquidity Enhancements."

     Generally, the fund may exercise demand features (1) upon a default under the terms of the underlying security, (2) to maintain its portfolio in accordance with its investment objective and policies or applicable legal or regulatory requirements or (3) as needed to provide liquidity to the fund in order to meet redemption requests. The ability of a bank or other financial institution to fulfill its obligations under a letter of credit, guarantee or other liquidity arrangement might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors. The interest rate on floating rate or variable rate securities ordinarily is readjusted on the basis of the prime rate of the bank that originated the financing or some other index or published rate, such as the 90-day US Treasury bill rate, or is otherwise reset to reflect market rates of interest. Generally, these interest rate adjustments cause the market value of floating rate and variable rate securities to fluctuate less than the market value of fixed rate securities.

     AUCTION RATE AND REMARKETED PREFERRED STOCK. The fund may purchase certain types of auction rate preferred stock ("ARPS") and/or remarketed preferred stock ("RPS") subject to a demand feature. These purchases may include ARPS and RPS issued by closed-end investment companies. ARPS or RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. ARPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both ARPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing is successful. If the auction or remarketing fails, then the holder of certain types of ARPS and RPS may exercise a demand feature and has the right to sell the ARPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors.

     The fund's investments in ARPS and RPS issued by closed-end funds also are subject to limitations that generally prohibit a fund from investing more than 10% of its assets in securities of other investment companies. See "The Fund's Investments, Related Risks and Limitations--Investments in Other Investment Companies."

     VARIABLE AMOUNT MASTER DEMAND NOTES. The fund may invest in variable amount master demand notes, which are unsecured redeemable obligations that permit investment of varying amounts at fluctuating interest rates under a direct agreement between the fund and an issuer. The principal amount of these notes may be increased from time to time by the parties (subject to specified maximums) or decreased by the fund or the issuer. These notes are payable on demand (subject to any applicable advance notice provisions) and may or may not be rated.

     INVESTING IN FOREIGN SECURITIES. The fund's investments in US dollar denominated securities of non-US issuers may involve risks that are different from investments in US issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the fund's investments. Additionally, there may be less publicly available information about non-US issuers because they may not be subject to the same regulatory requirements as domestic issuers. The fund's investments in securities issued by US finance subsidiaries of non-US banks may involve similar risks to the extent a non-US bank is deemed to support its US finance subsidiary. US finance subsidiaries of non-US banks may not be subject to regulation by US state or federal banking regulations.

     CREDIT AND LIQUIDITY ENHANCEMENTS. The fund may invest in securities that have credit or liquidity enhancements or may purchase these types of enhancements in the secondary market. Such enhancements may be structured as demand features that permit the fund to sell the instrument at designated times and prices. These credit and liquidity enhancements may be backed by letters of credit or other instruments provided by banks or other financial institutions whose credit standing affects the credit quality of the underlying obligation. Changes in the credit quality of these financial institutions could cause losses to the fund and affect its share price. The credit and liquidity enhancements may have conditions that limit the ability of the fund to use them when the fund wishes to do so.

     ILLIQUID SECURITIES. The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days and restricted securities other than those UBS Global AM has determined are liquid pursuant to guidelines established by the board. The fund may not be able to readily liquidate its investments in illiquid securities and may have to sell other investments if necessary to raise cash to meet its obligations. The lack of a liquid secondary market for illiquid securities may make it more difficult for the fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.

     Restricted securities are not registered under the Securities Act of 1933, as amended ("Securities Act"), and may be sold only in privately negotiated or other exempted transactions or after a registration statement under the Securities Act has become effective. Where registration is required, the fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to sell.

     Not all restricted securities are illiquid. A large institutional market has developed for many US and non-US securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.


     Institutional markets for restricted securities also have developed as a result of Rule 144A under the Securities Act, which establishes a "safe harbor" from the registration requirements of that Act for resales of certain securities to qualified institutional buyers. These markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and non-US issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the fund, however, could affect adversely the marketability of such portfolio securities, and the fund might be unable to dispose of them promptly or at favorable prices.


     The board has delegated the function of making day-to-day determinations of liquidity to UBS Global AM pursuant to guidelines approved by the board. UBS Global AM takes into account a number of factors in reaching liquidity decisions, which may include (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the nature of the security and how trading is effected (E.G., the time needed to sell the security, how bids are solicited and the mechanics of transfer) and (4) the existence of demand features or similar liquidity enhancements. UBS Global AM monitors the liquidity of restricted securities in the fund's portfolio and reports periodically on such decisions to the board.

     UBS Global AM also monitors the fund's overall holdings of illiquid securities. If the fund's holdings of illiquid securities exceed its limitation on investments in illiquid securities for any reason (such as a particular security becoming illiquid, changes in the relative market values of portfolio securities or shareholder redemptions), UBS Global AM will consider what action would be in the best interests of the fund and its shareholders. Such action may include engaging in an orderly disposition of securities to reduce the fund's holdings of illiquid securities. However, the fund is not required to dispose of illiquid securities under these circumstances.

     REPURCHASE AGREEMENTS. The fund may enter into repurchase agreements. Repurchase agreements are transactions in which the fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Securities or other obligations subject to repurchase agreements may have maturities in excess of 13 months. The fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

     Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the fund may suffer delays, costs and possible losses in connection with the disposition of collateral. The fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS Global AM to present minimum credit risks.

     REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by the fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to the fund's limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, the fund will designate cash or liquid securities on the books of its custodian, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.

     Reverse repurchase agreements involve the risk that the buyer of the securities sold by the fund might be unable to deliver them when the fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce the fund's obligation to repurchase the securities, and the fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. See "The Fund's Investments, Related Risks and Limitations--Segregated Accounts."


     COUNTERPARTIES. The fund may be exposed to the risk of financial failure or insolvency of another party. To help lessen those risks, UBS Global AM and/or its affiliates, subject to the supervision of the board, monitors and evaluates the creditworthiness of the parties with which the fund does business.

     OPERATIONS RISK. The fund is subject to the risk that it may not be able to complete a transaction in the manner or at the time desired because of difficulties with the settlement process or other functions related to the processing of securities transactions.


     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The fund may purchase securities on a "when-issued" basis or may purchase or sell securities for delayed delivery, I.E., for issuance or delivery to or by the fund later than the normal settlement date at a stated price and yield. The fund generally would not pay for such securities or start earning interest on them until they are received. However, when the fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by the fund on a when-issued or delayed delivery basis may result in the fund's incurring a loss or missing an opportunity to make an alternative investment.

     A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect the fund's net asset value. When the fund commits to purchase securities on a when-issued or delayed delivery basis, it will designate cash or liquid securities on the books of its custodian, marked to market daily, in an amount at least equal to its obligations under the commitment. The fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile. The fund may sell the right to acquire the security prior to delivery if UBS Global AM deems it advantageous to do so, which may result in a gain or loss to the fund. See also "The Fund's Investment, Related Risks and Limitations--Segregated Accounts."

     INVESTMENTS IN OTHER INVESTMENT COMPANIES. The fund may invest in securities of other money market funds and certain securities of closed-end investment companies, subject to limitations imposed by the Investment Company Act. Among other things, these limitations generally restrict the fund's aggregate investments in other investment companies to no more than 10% of its total assets. The fund's investments in certain private investment vehicles are not subject to this restriction. The shares of other money market funds are subject to the management fees and other expenses of those funds. At the same time, the fund would continue to pay its own management fees and expenses with respect to all its investments, including shares of other money market funds. The fund may invest in the securities of other money market funds when UBS Global AM believes that (1) the amounts to be invested are too small or are available too late in the day to be effectively invested in other money market instruments, (2) shares of other money market funds otherwise would provide a better return than direct investment in other money market instruments or (3) such investments would enhance the fund's liquidity. See also "The Fund's Investments, Related Risks and Limitations--Auction Rate and Remarketed Preferred Stock."

     LENDING OF PORTFOLIO SECURITIES. The fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that UBS Global AM deems qualified. Lending securities enables the fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of the fund's portfolio securities must maintain acceptable collateral with the fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, US government securities and irrevocable letters of credit that meet certain guidelines established by UBS Global AM. The fund may reinvest any cash collateral in money market investments or other short-term liquid investments, including other investment companies. The fund also may reinvest cash collateral in private investment vehicles similar to money market funds, including one managed by UBS Global AM. In determining whether to lend securities to a particular broker-dealer or institutional investor, UBS Global AM will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. The fund will retain authority to terminate any of its loans at any time. The fund may pay reasonable fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. The fund will receive amounts equivalent to any interest, dividends or other distributions on the securities loaned. The fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the fund's interest.

     Pursuant to procedures adopted by the board governing the fund's securities lending program, UBS Securities LLC ("UBS Securities"), another wholly owned indirect subsidiary of UBS AG, has been retained to serve as lending agent for the fund. The board also has authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to UBS Securities for these services. The board periodically reviews all portfolio securities loan transactions for which UBS Securities acted as lending agent. UBS Securities and other affiliated broker-dealers have also been approved as borrowers under the fund's securities lending program.

     SEGREGATED ACCOUNTS. When the fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on when-issued or delayed delivery basis or reverse repurchase agreements, it will maintain with an approved custodian in a segregated account (or designate on the books of its custodian) cash or liquid securities, marked to market daily, in an amount at least equal to its obligations under the commitment.

INVESTMENT LIMITATIONS OF THE FUND

     FUNDAMENTAL LIMITATIONS. The following investment limitations cannot be changed for the fund without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the fund or (b) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations. With regard to the borrowings limitation in fundamental limitation (3), the fund will comply with the applicable restrictions of Section 18 of the Investment Company Act.

     The fund will not:

     (1) purchase securities of any one issuer if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the US government, its agencies and instrumentalities or to securities issued by other investment companies.

     The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage-and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

     (2) purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the US government, its agencies or instrumentalities or to municipal securities or to certificates of deposit and bankers' acceptances of domestic branches of US banks.

     The following interpretations apply to, but are not a part of, this fundamental restriction: (a) US banking (including US finance subsidiaries of non-US banks) and non-US banking will be considered to be different industries; and (b) asset-backed securities will be grouped in industries based upon their underlying assets and not treated as constituting a single, separate industry.

     (3) issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 33 1/3% of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

     (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

     The following interpretation applies to, but is not a part of, this fundamental restriction: the fund's investments in master notes and similar instruments will not be considered to be the making of a loan.

     (5) engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

     (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

     (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions are non-fundamental and may be changed by the vote of the board without shareholder approval. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

     The fund will not:

     (1) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     (2) engage in short sales of securities or maintain a short position, except that the fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     (3) purchase securities of other investment companies, except to the extent permitted by the Investment Company Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

     (4) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

     POLICIES AND PROCEDURES GENERALLY. UBS Global AM and the fund's board have adopted portfolio holdings disclosure policies and procedures to govern the disclosure of the portfolio holdings of the fund. UBS Global AM and the fund's chief compliance officer also considered actual and potential material conflicts that could arise in such circumstances between the interests of fund shareholders, on the one hand, and those of the fund's investment advisor, distributor, or any affiliated person of the fund, its investment advisor, or its distributor, on the other.

     After giving due consideration to such matters and after the exercise of their fiduciary duties and reasonable business judgment, UBS Global AM and the fund's board determined that the fund has a legitimate business purpose for disclosing portfolio holdings to certain persons/entities and that the policies and procedures are reasonably designed to ensure that disclosure of portfolio holdings and information about portfolio holdings is in the best interests of fund shareholders and appropriately address the potential for material conflicts of interest.

     UBS Global AM's procedures require that UBS Global AM Legal and Compliance address any material conflicts of interest regarding a disclosure of portfolio holdings and determine whether a disclosure of the fund's portfolio holdings is for a legitimate business purpose and in the best interests of the fund's shareholders prior to the fund's officer or UBS Global AM Legal authorizing the disclosure of portfolio holdings. UBS Global AM Legal and Compliance will periodically review how the fund's portfolio holdings are being disclosed to and used by, if at all, service providers, UBS Global AM affiliates and certain fiduciaries, and broker-dealers to ensure that such use is for legitimate business reasons and in the best interests of the fund's shareholders.

     BOARD OVERSIGHT. The fund's board exercises continuing oversight of the disclosure of fund portfolio holdings by (i) overseeing the implementation and enforcement of the portfolio holdings disclosure policies and procedures, the fund's code of ethics, policies and procedures regarding the misuse of inside information by the chief compliance officer of the fund, (ii) considering reports and recommendations by the chief compliance officer concerning any material compliance matters (as defined in Rule 38a-1 under the Investment Company Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any policies governing portfolio holdings, and
(iii) considering whether to approve or ratify any amendment to any policies governing portfolio holdings. UBS Global AM and the board reserve the right to amend the fund's policies and procedures regarding the disclosure of portfolio holdings at any time and from time to time without prior notice in their sole discretion.

     COMPLETE PORTFOLIO HOLDINGS -- DISCLOSURE TO SERVICE PROVIDERS SUBJECT TO CONFIDENTIALITY AND TRADING RESTRICTIONS. UBS Global AM, for legitimate business purposes, may disclose the fund's complete portfolio holdings at times it deems necessary and appropriate to rating and ranking organizations, financial printers, proxy voting service providers, pricing information vendors, third-parties that deliver analytical, statistical or consulting services and other third parties that provide services (collectively, "Service Providers") to UBS Global AM and/or the fund.

     Disclosure of complete portfolio holdings to a Service Provider is conditioned on the Service Provider being subject to a duty of confidentiality, including a duty not to trade on the basis of any material nonpublic information. The frequency with which complete portfolio holdings may be disclosed to a Service Provider, and the length of lag, if any, between the date of information and the date on which the information is disclosed to the Service Provider, is determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the fund and its shareholders, and the legitimate business purposes served by such disclosure. Disclosure of complete portfolio holdings to a Service Provider must be authorized by a fund officer or the General Counsel or an Associate General Counsel within the Legal Department of UBS Global AM.

     COMPLETE PORTFOLIO HOLDINGS -- DISCLOSURE TO UBS GLOBAL AM AFFILIATES AND CERTAIN FIDUCIARIES SUBJECT TO CONFIDENTIALITY AND TRADING RESTRICTIONS. The fund's complete portfolio holdings may be disclosed between and among the following persons (collectively, "Affiliates and Fiduciaries"), subject to authorization by a fund officer or the General Counsel or an Associate General Counsel within the Legal Department of UBS Global AM, for legitimate business purposes within the scope of their official duties and responsibilities, subject to such persons' continuing duty of confidentiality and duty not to trade on the basis of any material nonpublic information, as such duties are imposed under the fund's and/or UBS Global AM's code of ethics, the fund's policies and procedures regarding the prevention of the misuse of inside information, by agreement or under applicable laws, rules and regulations: (i) persons who are subject to the codes of ethics or the policies and procedures regarding the prevention of the misuse of inside information; (ii) an investment advisor, distributor, administrator, transfer agent or custodian to the fund; (iii) an accounting firm, an auditing firm or outside legal counsel retained by UBS Global AM or the fund; (iv) an investment advisor to whom complete portfolio holdings are disclosed for due diligence purposes when the advisor is in merger or acquisition talks with the fund's current advisor; and (v) a newly hired investment advisor or sub-advisor to whom complete portfolio holdings are disclosed prior to the time it commences its duties.

     The frequency with which complete portfolio holdings may be disclosed between and among Affiliates and Fiduciaries, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed between and among the Affiliates and Fiduciaries, is determined by such Affiliates and Fiduciaries based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the fund and its shareholders and the legitimate business purposes served by such disclosure.

     COMPLETE AND PARTIAL PORTFOLIO HOLDINGS -- DISCLOSURE TO BROKER-DEALERS IN THE NORMAL COURSE OF MANAGING FUND ASSETS. An investment advisor, administrator or custodian for the fund may, for legitimate business purposes within the scope of their official duties and responsibilities, disclose portfolio holdings (whether partial portfolio holdings or complete portfolio holdings) and other investment positions comprising the fund to one or more broker-dealers during the course of, or in connection with, normal day-to-day securities and derivatives transactions with or through such broker-dealers subject to the broker-dealer's legal obligation not to use or disclose material nonpublic information concerning the fund's portfolio holdings, other investment positions, securities transactions or derivatives transactions without the consent of the fund or its agents. The fund has not given their consent to any such use or disclosure, and no person or agent of UBS Global AM is authorized to give such consent except as approved by the fund's board.

     COMPLETE AND PARTIAL PORTFOLIO HOLDINGS -- DISCLOSURE AS REQUIRED BY APPLICABLE LAW. Fund portfolio holdings and other investment positions comprising a fund shall be disclosed to any person as required by applicable laws, rules and regulations. Examples of such required disclosure include, but are not limited to, disclosure of fund portfolio holdings (i) in a filing or submission with the SEC or another regulatory body, (ii) in connection with seeking recovery on defaulted bonds in a federal bankruptcy case, (iii) in connection with a lawsuit or (iv) as required by court order.

     DISCLOSURE OF NON-MATERIAL INFORMATION. Policies and procedures regarding non-material information permit UBS Global AM fund officers, UBS Global AM fund portfolio managers, and other UBS Global AM representatives (collectively, "Approved Representatives") to disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information, in connection with or relating to the fund or its portfolio holdings and/or other investment positions (collectively, commentary and analysis) or any changes in the portfolio holdings of the fund that occurred after the most recent calendar-quarter end (recent portfolio changes) to any person if such information does not constitute material nonpublic information.

     An Approved Representative must make a good faith determination whether the information constitutes material nonpublic information, which involves an assessment of the particular facts and circumstances. UBS Global AM believes that in most cases recent portfolio changes that involve a few or even several securities in a diversified portfolio or commentary and analysis would be immaterial and would not convey any advantage to a recipient in making an investment decision concerning the fund. Nonexclusive examples of commentary and analysis about the fund include (i) the allocation of the fund's portfolio holdings and other investment positions among various asset classes, sectors, industries and countries, (ii) the characteristics of the stock and bond components of the fund's portfolio holdings and other investment positions,
(iii) the attribution of fund returns by asset class, sector, industry and country, and (iv) the volatility characteristics of the fund. An Approved Representative may in its sole discretion determine whether to deny any request for information made by any person, and may do so for any reason or no reason.

     "Approved Representatives" include persons employed by or associated with UBS Global AM who have been authorized by the UBS Global AM Legal to disclose recent portfolio changes and/or commentary and analysis in accordance with the applicable policies and procedures.

     PROHIBITIONS ON DISCLOSURE OF PORTFOLIO HOLDINGS. No person is authorized to disclose fund portfolio holdings or other investment positions (whether online at http://www.ubs.com, in writing, by fax, by e-mail, orally or by other means) except in accordance with the applicable policies and procedures. In addition, no person is authorized to make disclosure pursuant to these policies and procedures if such disclosure is otherwise unlawful under the antifraud provisions of the federal securities laws (as defined in Rule 38a-1 under the Investment Company Act). Furthermore, UBS Global AM, in its sole discretion, may determine not to disclose portfolio holdings or other investment positions comprising the fund to any person who could otherwise be eligible to receive such information under the applicable policies and procedures, or may determine to make such disclosures publicly as provided by the policies and procedures.

     PROHIBITIONS ON RECEIPT OF COMPENSATION OR OTHER CONSIDERATION. The portfolio holdings disclosure policies and procedures prohibit the fund, its investment advisor and any other person to pay or receive any compensation or other consideration of any type for the purpose of obtaining disclosure of fund portfolio holdings or other investment positions. "Consideration" includes any agreement to maintain assets in the fund or in other investment companies or accounts managed by the investment adviser or by any affiliated person of the investment advisor.

                ORGANIZATION OF THE FUND; DIRECTORS AND OFFICERS;
            PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES

     The fund was organized on January 20, 1978 as a Maryland corporation. The fund has authority to establish additional series and issue 20 billion shares of common stock, par value $0.001 per share.

     The fund is governed by a board of directors, which oversees its operations. Each director serves an indefinite term of office. Each director who has attained the age of seventy-two (72) years will be subject to retirement on the last day of the month in which he or she attains such age. The tables below show for each director (sometimes referred to as a "board member") and executive officer, his or her name, address and age, the position held with the fund, the length of time served as a director or officer of the fund, the director's or officer's principal occupations during the last five years, the number of portfolios in the UBS fund complex overseen by the director or for which a person served as an officer, and other directorships held by such director.


INTERESTED DIRECTORS



                                           TERM OF
                                         OFFICE+ AND
                             POSITION(S)  LENGTH OF                                 NUMBER OF PORTFOLIOS IN
  NAME, ADDRESS,              HELD WITH     TIME        PRINCIPAL OCCUPATION(S)      FUND COMPLEX OVERSEEN     OTHER DIRECTORSHIPS
    AND AGE                     FUND       SERVED         DURING PAST 5 YEARS             BY DIRECTOR            HELD BY DIRECTOR
------------------------     ----------- ----------- ---------------------------- -------------------------- -----------------------
Margo N. Alexander++; 58     Director    Since 1996  Mrs. Alexander is retired.   Mrs. Alexander is a        None
c/o UBS Global Asset                                 She was an executive vice    director or trustee of 16
Management (US) Inc.                                 president of UBS             investment companies
51 West 52nd Street                                  Financial Services Inc.      (consisting of 33
New York, NY 10019                                   (from March 1984 to          portfolios) for which UBS
                                                     December 2002). She          Global AM or one of its
                                                     was chief executive          affiliates serves as
                                                     officer (from January 1995   investment advisor,
                                                     to October 2000), a          sub-advisor or manager.
                                                     director (from January 1995
                                                     to September 2001) and
                                                     chairman (from March 1999 to
                                                     September 2001) of
                                                     UBS Global AM (formerly
                                                     known as Mitchell Hutchins
                                                     Asset Management Inc.).

Meyer Feldberg+++; 63        Director    Since 1990  Professor Feldberg is a      Professor Feldberg is a    Professor Feldberg is
Morgan Stanley                                       senior advisor to Morgan     director or trustee of 30  also a director of
1555 Broadway                                        Stanley (financial           investment companies       Primedia Inc.
33rd Floor                                           services) (since 2005). He   (consisting of 47          (publishing), Federated
New York, NY 10036                                   is also Dean Emeritus and    portfolios) for which UBS  Department Stores, Inc.
                                                     Sanford Bernstein Professor  Global AM or one of its    (operator of department
                                                     of Leadership and Ethics at  affiliates serves as       stores), Revlon, Inc.
                                                     Columbia Business School,    investment advisor,        (cosmetics), and SAPPI,
                                                     although on a two year       sub-advisor or manager.    Ltd. (producer of
                                                     leave of absence. Prior to                              paper).
                                                     July 2004, he was Dean and
                                                     Professor of Management of
                                                     the Graduate School of
                                                     Business at Columbia
                                                     University (since 1989).

INDEPENDENT DIRECTORS


                                           TERM OF
                                         OFFICE+ AND
                             POSITION(S)   LENGTH OF                                NUMBER OF PORTFOLIOS IN
    NAME, ADDRESS,            HELD WITH      TIME       PRINCIPAL OCCUPATION(S)      FUND COMPLEX OVERSEEN     OTHER DIRECTORSHIPS
      AND AGE                   FUND        SERVED        DURING PAST 5 YEARS              BY DIRECTOR           HELD BY DIRECTOR
---------------------------- ----------- ----------- ---------------------------- -------------------------- -----------------------
Richard Q. Armstrong; 70     Director    Since 1996  Mr. Armstrong is chairman    Mr. Armstrong is a         None
c/o Willkie Farr &           and         (Director)  and principal of R.Q.A.      director or trustee of 16
Gallagher LLP                Chairman    since 2004  Enterprises (management      investment companies
787 Seventh Avenue           of the      (Chairman   consulting firm) (since      (consisting of 33
New York, NY                 Board of    of the      April 1991 and principal     portfolios) for which UBS
10019-6099                   Directors   Board of    occupation since March       Global AM or one of its
                                         Directors)  1995).                       affiliates serves as
                                                                                  investment advisor, sub-
                                                                                  advisor or manager.

David J. Beaubien; 70        Director    Since 2001  Mr. Beaubien is retired      Mr. Beaubien is a director Mr. Beaubien is also
84 Doane Road                                        (since 2003). He was         or trustee of 16           a director of IEC
Ware, MA 01082                                       chairman of Yankee           investment companies       Electronics, Inc., a
                                                     Environmental Systems, Inc., (consisting of 33          manufacturer of
                                                     a manufacturer of            portfolios) for which UBS  electronic assemblies.
                                                     meteorological measuring     Global AM or one of its
                                                     systems (since 1991).        affiliates serves as
                                                                                  investment advisor, sub-
                                                                                  advisor or manager.

Richard R. Burt; 58          Director    Since 1996  Mr. Burt is chairman of      Mr. Burt is a director or  Mr. Burt is also a
1275 Pennsylvania Ave., N.W.                         Diligence LLC (international trustee of 16 investment   director of Hollinger
Washington, D.C. 20004                               information and security     companies (consisting of   International Inc.
                                                     firm) and IEP Advisors       33 portfolios) for which   (publishing), HCL
                                                     (international investments   UBS Global AM or one of    Technologies, Ltd.
                                                     and consulting firm).        its affiliates serves as   (software and
                                                                                  investment advisor, sub-   information
                                                                                  advisor or manager.        technologies), The
                                                                                                             Central European Fund,
                                                                                                             Inc., The Germany Fund,
                                                                                                             Inc., IGT, Inc.
                                                                                                             (provides technology to
                                                                                                             gaming and wagering
                                                                                                             industry) and chairman
                                                                                                             of Weirton Steel Corp.
                                                                                                             (makes and finishes
                                                                                                             steel products). He is
                                                                                                             also a director or
                                                                                                             trustee of funds in the
                                                                                                             Scudder Mutual Funds
                                                                                                             Family (consisting of
                                                                                                             52 portfolios).

                                           TERM OF
                                         OFFICE+ AND
                             POSITION(S)   LENGTH OF                                NUMBER OF PORTFOLIOS IN
      NAME, ADDRESS,          HELD WITH      TIME       PRINCIPAL OCCUPATION(S)      FUND COMPLEX OVERSEEN     OTHER DIRECTORSHIPS
         AND AGE                FUND        SERVED        DURING PAST 5 YEARS              BY DIRECTOR           HELD BY DIRECTOR
---------------------------- ----------- ----------- ---------------------------- -------------------------- -----------------------
Carl W. Schafer; 69          Director    Since 1996  Mr. Schafer is president of  Mr. Schafer is a director  Mr. Schafer is
66 Witherspoon Street #1100                          the Atlantic Foundation      or trustee of 16           also a director of
Princeton, NJ 08542                                  (charitable foundation)      investment companies       Labor Ready, Inc.
                                                     (since 1990).                (consisting of 33          (temporary
                                                                                  portfolios) for which UBS  employment), Guardian
                                                                                  Global AM or one of its    Life Insurance
                                                                                  affiliates serves as       Company Mutual Funds
                                                                                  investment advisor, sub-   (consisting of 25
                                                                                  advisor or manager.        portfolios), the
                                                                                                             Harding, Loevner
                                                                                                             Funds (consisting of
                                                                                                             three portfolios),
                                                                                                             E.I.I. Realty
                                                                                                             Securities Trust
                                                                                                             (consisting of two
                                                                                                             portfolios) and
                                                                                                             Frontier Oil
                                                                                                             Corporation.

William D. White; 71         Director    Since 1996  Mr. White is retired         Mr. White is a director or None
P.O. Box 199                                         (since 1994).                trustee of 16 investment
Upper Black Eddy, PA                                                              companies (consisting of
18972                                                                             33 portfolios) for which
                                                                                  UBS Global AM or one of
                                                                                  its affiliates serves as
                                                                                  investment advisor,
                                                                                  sub-advisor or manager.


----------
+ Each Director holds office for an indefinite term. Each Director who has attained the age of seventy-two (72) years will be subject to retirement on the last day of the month in which he or she attains such age.

++ Mrs. Alexander is deemed an "interested person" of the fund as defined in the Investment Company Act because an immediate family member is a employee of an affiliate of UBS Global AM.
+++ Professor Feldberg is deemed an "interested person" of the Fund as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions.

OFFICERS


                                 POSITION(S)        TERM OF OFFICE+
      NAME, ADDRESS,              HELD WITH          AND LENGTH OF                PRINCIPAL OCCUPATION(S)
         AND AGE               THE CORPORATION        TIME SERVED                   DURING PAST 5 YEARS
--------------------------   -------------------  ------------------  ---------------------------------------------
Joseph Allessie*; 39         Vice President and   Since 2005          Mr. Allessie is a director and associate
                             Assistant Secretary                      general counsel at UBS Global AM (since
                                                                      2005). Prior to joining UBS Global AM he was
                                                                      senior vice president and general counsel of
                                                                      Kenmar Advisory Corp. (from 2004-2005). Prior
                                                                      to that Mr. Allessie was general counsel and
                                                                      secretary of Global Asset Management (USA)
                                                                      Inc., GAM Investments, GAM Services, GAM
                                                                      Funds, Inc. and the GAM Avalon Funds (from
                                                                      1999 to 2004). Such entities are affiliates
                                                                      of UBS Global AM. Prior to joining GAM, Mr.
                                                                      Allessie was Regulatory Officer to the State
                                                                      of New Jersey, Department of Law and Public
                                                                      Safety, Bureau of Securities (from 1993 to
                                                                      1999). Mr Allessie is a vice president and
                                                                      assistant secretary of 20 investment
                                                                      companies (consisting of 75 portfolios) for
                                                                      which UBS Global AM or one of its affiliates
                                                                      serves as investment advisor, sub-advisor or
                                                                      manager.

W. Douglas Beck*; 38         President            Since 2005          Mr. Beck is an executive director and head of
                                                                      product development and management for UBS
                                                                      Global AM (since 2002). From March 1998 to
                                                                      November 2002, he held various positions at
                                                                      Merrill Lynch, the most recent being first
                                                                      vice president and co-manager of the managed
                                                                      solutions group. Mr. Beck is president of 20
                                                                      investment companies (consisting of 75
                                                                      portfolios) for which UBS Global AM or one of
                                                                      its affiliates serves as investment advisor,
                                                                      sub-advisor or manager, and was vice
                                                                      president of such investment companies from
                                                                      2003 to 2005.

James Capezzuto*; 41         Vice President       Since 2004          Mr. Capezzuto is a director and associate
                             and Assistant                            general counsel at UBS Global AM (since
                             Secretary                                2004). Prior to joining UBS Global AM he was
                                                                      senior vice president, senior compliance
                                                                      manager at Bank of America (from 2003-2004).
                                                                      Prior to that he was general counsel at
                                                                      Steinberg Priest & Sloane and prior to that
                                                                      he was director and senior counsel at
                                                                      Deutsche Asset Management (from 1996-2002.)
                                                                      Mr. Capezzuto is a vice president and
                                                                      assistant secretary of 20 investment
                                                                      companies (consisting of 75 portfolios) for
                                                                      which UBS Global AM or one of its affiliates
                                                                      serves as investment advisor, sub-advisor or
                                                                      manager.

                                 POSITION(S)        TERM OF OFFICE+
      NAME, ADDRESS,              HELD WITH          AND LENGTH OF                PRINCIPAL OCCUPATION(S)
         AND AGE               THE CORPORATION        TIME SERVED                   DURING PAST 5 YEARS
--------------------------   -------------------  ------------------  ---------------------------------------------
Thomas Disbrow*; 39          Vice President       Since 2000          Mr. Disbrow is a director head of mutual fund
                             and Treasurer        (Vice President)    operations and co-head of the mutual fund
                                                  Since 2004          finance department of UBS Global AM. Prior to
                                                  (Treasurer)         November 1999, he was a vice president of
                                                                      Zweig/Glaser Advisers. Mr. Disbrow is a vice
                                                                      president and treasurer of 16 investment
                                                                      companies (consisting of 33 portfolios) and
                                                                      vice president and assistant treasurer of
                                                                      four investment companies (consisting of 42
                                                                      portfolios) for which UBS Global AM or one of
                                                                      its affiliates serves as investment advisor,
                                                                      sub-advisor or manager.

Mark F. Kemper**; 47         Vice President       Since 2004          Mr. Kemper is general counsel of UBS Global
                             and Secretary                            Asset Management -- Americas region (since
                                                                      July 2004). Mr. Kemper also is an executive
                                                                      director of UBS Global Asset Management
                                                                      (Americas) Inc. ("UBS Global AM (Americas)")
                                                                      and was its deputy general counsel from July
                                                                      2001 to July 2004. He has been secretary of
                                                                      UBS Global AM (Americas) since 1999 and
                                                                      assistant secretary of UBS Global Asset
                                                                      Management Trust Company since 1993. Mr.
                                                                      Kemper is secretary of UBS Global AM (since
                                                                      2004). Mr. Kemper is vice president and
                                                                      secretary of 20 investment companies
                                                                      (consisting of 75 portfolios) for which UBS
                                                                      Global AM (Americas) or one of its affiliates
                                                                      serves as investment advisor, sub-advisor or
                                                                      manager.

Joanne M. Kilkeary*; 37      Vice President       Since 2004          Ms. Kilkeary is an associate director (since
                             and Assistant                            2000) and a senior manager (since 2004) of
                             Treasurer                                the mutual fund finance department of UBS
                                                                      Global AM. Ms. Kilkeary is a vice president
                                                                      and assistant treasurer of 16 investment
                                                                      companies (consisting of 33 portfolios) for
                                                                      which UBS Global AM or one of its affiliates
                                                                      serves as investment advisor,
                                                                      sub-advisor or manager.

                                 POSITION(S)        TERM OF OFFICE+
      NAME, ADDRESS,              HELD WITH          AND LENGTH OF                PRINCIPAL OCCUPATION(S)
         AND AGE               THE CORPORATION        TIME SERVED                   DURING PAST 5 YEARS
--------------------------   -------------------  ------------------  ---------------------------------------------
Joseph T. Malone*; 37        Vice President       Since 2004          Mr. Malone is a director and co-head of the
                             and Assistant                            mutual fund finance department of UBS Global
                             Treasurer                                AM. From August 2000 through June 2001, he
                                                                      was the controller at AEA Investors Inc. From
                                                                      March 1998 to August 2000, Mr. Malone was a
                                                                      manager within the investment management
                                                                      services practice of PricewaterhouseCoopers
                                                                      LLC. Mr. Malone is vice president and
                                                                      assistant treasurer of 16 investment
                                                                      companies (consisting of 33 portfolios) and
                                                                      vice president, treasurer, and principal
                                                                      accounting officer of four investment
                                                                      companies (consisting of 42 portfolios) for
                                                                      which UBS Global AM or one of its affiliates
                                                                      serves as investment advisor, sub-advisor or
                                                                      manager.

Michael H. Markowitz**; 40   Vice President       Since 2001          Mr. Markowitz is a managing director,
                                                                      portfolio manager and head of U.S. short
                                                                      duration fixed income of UBS Global AM. He is
                                                                      also a managing director and portfolio
                                                                      manager of UBS Global Asset Management
                                                                      (Americas) Inc., an affiliate of UBS Global
                                                                      AM. Mr. Markowitz is a vice president of five
                                                                      investment companies (consisting of 21
                                                                      portfolios) for which UBS Global AM or one of
                                                                      its affiliates serves as investment advisor,
                                                                      sub-advisor or manager.

Joseph McGill*; 43           Vice President       Since 2004          Mr. McGill is an executive director and chief
                             and Chief                                compliance officer at UBS Global AM and UBS
                             Compliance                               Global AM (Americas) (since 2003). Prior to
                             Officer                                  joining UBS Global AM he was Assistant
                                                                      General Counsel, J. P. Morgan Investment
                                                                      Management (from 1999-2003). Mr. McGill is a
                                                                      vice president and chief compliance officer
                                                                      of 20 investment companies (consisting of 75
                                                                      portfolios) for which UBS Global AM or one of
                                                                      its affiliates serves as investment advisor,
                                                                      sub-advisor or manager

Keith A. Weller*; 43         Vice President       Since 1995          Mr. Weller is an executive director and
                             and Assistant                            associate general counsel of UBS Global AM.
                             Secretary                                Mr. Weller is a vice president and assistant
                                                                      secretary of 20 investment companies
                                                                      (consisting of 75 portfolios) for which UBS
                                                                      Global AM or one of its affiliates serves as
                                                                      investment advisor, sub-advisor or manager.


----------
* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.
** This person's business address is One North Wacker Drive, Chicago, Illinois
   60606.
+ Officers are appointed by the directors and serve at the pleasure of the board.

               INFORMATION ABOUT DIRECTOR OWNERSHIP OF FUND SHARES


                                                                   AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                                                                       REGISTERED INVESTMENT COMPANIES OVERSEEN BY
                                                                     DIRECTOR FOR WHICH UBS FINANCIAL SERVICES INC.,
                                       DOLLAR RANGE OF EQUITY      UBS GLOBAL AM OR AN AFFILIATE SERVES AS INVESTMENT
DIRECTOR                                SECURITIES IN FUND+                 ADVISOR, SUB-ADVISOR OR MANAGER+
--------                               ----------------------      --------------------------------------------------
INTERESTED DIRECTORS
Margo N. Alexander                              None                                 $10,001-$50,000

Meyer Feldberg                                  None                                  Over $100,000

INDEPENDENT DIRECTORS
Richard Q. Armstrong                            None                                  Over $100,000

David J. Beaubien                               None                                  Over $100,000

Richard R. Burt                                 None                                  Over $100,000

Carl W. Schafer                                 None                                  Over $100,000

William D. White                                None                                  Over $100,000


----------

+  Information regarding ownership is as of December 31, 2004.

                                   COMMITTEES

     The fund has an Audit Committee (formerly known as the Audit and Contract Review Committee) and a Nominating and Corporate Governance Committee. The members of the Audit Committee are currently the Independent Directors. Richard
Q. Armstrong is chairperson of the Audit Committee. The following Independent Directors are members of the Nominating and Corporate Governance Committee: Carl
W. Schafer, William D. White and Richard R. Burt, Chairperson.

     The Audit Committee is responsible for, among other things: (i) overseeing the scope of a fund's audit; (ii) overseeing a fund's accounting and financial reporting policies, practices and internal controls; and (iii) approving, and recommending to the board for ratification, the selection, appointment, retention or termination of a fund's independent auditors, as well as determining the compensation thereof. In furtherance of its duties, the Committee also is responsible for, among other things: obtaining assurance from a fund's independent registered public accounting firm of its independence and discussing any disclosed relationships or services that may diminish the objectivity and independence of the independent registered public accounting firm; inquiring as to a fund's qualification under Subchapter M of the Internal Revenue Code and the amounts distributed and reported to shareholders; reviewing with the independent registered public accounting firm any problems or difficulties with the audit; and reporting to the full board and making recommendations as it deems necessary or appropriate. Although the Audit Committee has the responsibilities described above, it is not responsible for planning or conducting a fund's audit or determining whether a fund's financial statements are complete and accurate and are in accordance with generally accepted accounting principles. Absent actual knowledge to the contrary, Audit Committee members are entitled to rely on the accuracy of the information they receive from persons within and outside a fund.

     The Audit Committee currently normally meets in conjunction with regular board meetings, or more frequently as called by its chairperson. During the fiscal year ended March 31, 2005, the Audit Committee held six meetings.

     The board has also established a Nominating and Corporate Governance Committee that acts pursuant to a written charter. The Nominating and Corporate Governance Committee is responsible for, among other things, selecting, evaluating and recommending to the board candidates to be nominated as additional Independent Directors of the board; making recommendations to the board with respect to compensation of board and committee members; performing an annual evaluation of the board and its committees; reporting on such evaluation to the board; and performing other such corporate governance functions as the board may authorize. The Nominating and Corporate Governance Committee held two meetings during the fiscal year ended March 31, 2005. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy among the Independent Directors occurs. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the Corporation at UBS Global Asset Management (US) Inc., 51 West 52nd Street, New York, New York 10019-6114 and indicate on the envelope "Nominating and Corporate Governance Committee." The shareholder's letter should state the nominee's name and should include the nominee's resume or CURRICULUM VITAE and must be accompanied by a written consent of the individual to stand for election if nominated for the board and to serve if elected by the shareholders.

    INFORMATION ABOUT INDEPENDENT DIRECTOR OWNERSHIP OF SECURITIES ISSUED BY
     UBS FINANCIAL SERVICES INC., UBS GLOBAL AM OR ANY COMPANY CONTROLLING, CONTROLLED BY OR UNDER COMMON CONTROL WITH UBS FINANCIAL SERVICES INC.
                                OR UBS GLOBAL AM


     As of December 31, 2004, the Independent Directors and their immediate family members did not own any securities issued by UBS Financial Services Inc., UBS Global AM or any company controlling, controlled by or under common control with UBS Financial Services Inc. or UBS Global AM.


                                  COMPENSATION


     Each Independent Director receives, in the aggregate from UBS Global AM funds, an annual retainer of $70,000, and a $13,000 fee for each regular board meeting (and each in-person special board meeting) actually attended. Independent Directors who participate in previously scheduled in-person meetings by telephone to accommodate other business obligations are paid $2,000 for such meetings. Independent Directors who participate in previously scheduled in-person meetings by telephone because of illness or other unavoidable circumstances are paid the full meeting fee. Each such Independent Director is also entitled to a $2,000 fee for each special telephonic meeting attended. The board's Chairman receives annually $30,000; the chairperson of the Audit Committee receives annually $25,000; and the chairperson of the Nominating and Corporate Governance Committee receives annually $15,000; provided that, if a board member simultaneously holds more than one such position, he or she is paid only the higher of the fees otherwise payable for these positions. The foregoing fees will be allocated among all such funds (or each relevant fund in the case of a special meeting) as follows (i) one-half of the expense will be allocated pro rata based on the funds' relative net assets at the end of the calendar quarter preceding the date of payment and (ii) one-half of the expense will be allocated equally according to the number of such funds. No officer, director or employee of UBS Global AM or one of its affiliates presently receives any compensation from the funds for acting as a board member or officer. All board members are reimbursed for expenses incurred in attending meetings.


     The table below includes certain information relating to the compensation of the fund's current board members and the compensation of those board members from all funds for which UBS Financial Services Inc., UBS Global AM or an affiliate served as investment advisor, sub-advisor or manager during the periods indicated.

                               COMPENSATION TABLE+


                                                        AGGREGATE     TOTAL COMPENSATION FROM
                                                      COMPENSATION       THE FUND AND THE
                 NAME OF PERSON, POSITION            FROM THE FUND*       FUND COMPLEX**
                 ------------------------            --------------   -----------------------
         Richard Q. Armstrong, Director              $        8,402         $   150,875
         David J. Beaubien, Director                          6,751             129,000
         Richard R. Burt, Director                            6,751             127,000
         Meyer Feldberg, Director++                           7,329             249,000
         Carl W. Schafer, Director                            6,751             129,000
         William D. White, Director                           6,751             129,000


---------------
+ Only Independent Directors are compensated by the funds for which UBS Global AM or an affiliate serves as investment advisor, sub-advisor or manager; directors who are "interested persons," as defined by the Investment Company Act, do not receive compensation from the funds.

++ Until March 1, 2005, Professor Feldberg was an Independent Director and was
   compensated as such by the funds for which UBS Global AM or an affiliate served as investment advisor, sub-advisor or manager. Effective March 1, 2005, Professor Feldberg is deemed an "interested person" of the fund due to his position as senior advisor with Morgan Stanley. As such, Professor Feldberg is no longer compensated by the funds for which UBS Global AM or an affiliate serves as investment advisor, sub-advisor or manager.
* Represents fees paid to each director during the fiscal year ended March 31, 2005.
** Represents fees paid during the calendar year ended December 31, 2004 to each board member by: (a) 16 investment companies in the case of Messrs. Armstrong, Beaubien, Burt, Schafer and White; and (b) 31 investment companies in the case of Mr. Feldberg for which UBS Global AM or one of its affiliates served as investment advisor, sub-advisor or manager. No fund within the UBS fund complex has a bonus, pension, profit sharing or retirement plan.

            PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES


     [UBS Financial Services Inc., 1285 Avenue of the Americas, New York, New York 10019-6028, owned of record all of the fund's shares as of July 1, 2005. None of the persons on whose behalf those shares were held was known by the fund to own beneficially 5% or more of those shares.]

     [As of July 1, 2005, directors and officers owned in the aggregate less than 1% of the outstanding shares of the fund.]


                     INVESTMENT ADVISORY, ADMINISTRATION AND
                       PRINCIPAL UNDERWRITING ARRANGEMENTS

     INVESTMENT ADVISORY AND ADMINISTRATION ARRANGEMENTS. UBS Financial Services Inc. acts as the investment advisor and administrator pursuant to a contract with the fund ("UBS Financial Services Inc. Contract"). Under the UBS Financial Services Inc. Contract, the fund pays UBS Financial Services Inc. a fee, computed daily and paid monthly, according to the following schedule:

              AVERAGE DAILY NET ASSETS                                     ANNUAL RATE
              ------------------------                                     -----------
    Up to $500 million                                                       0.500%
    In excess of $500 million up to $1.0 billion                             0.425
    In excess of $1.0 billion up to $1.5 billion                             0.390
    In excess of $1.5 billion up to $2.0 billion                             0.380
    In excess of $2.0 billion up to $2.5 billion                             0.350
    In excess of $2.5 billion up to $3.5 billion                             0.345
    In excess of $3.5 billion up to $4.0 billion                             0.325
    In excess of $4.0 billion up to $4.5 billion                             0.315
    In excess of $4.5 billion up to $5.0 billion                             0.300
    In excess of $5.0 billion up to $5.5 billion                             0.290
    In excess of $5.5 billion                                                0.280


     Services provided by UBS Financial Services Inc. under the UBS Financial Services Inc. Contract, some of which may be delegated to UBS Global AM, as discussed below, include the provision of a continuous investment program for the fund and supervision of all matters relating to the operation of the fund. Under the UBS Financial Services Inc. Contract, during the fiscal years ended March 31, 2005, 2004 and 2003, the fund paid (or accrued) to UBS Financial Services Inc. investment advisory and administrative fees in the amount of $15,419,294, $22,232,573, and $24,158,406, respectively.


     Under the terms of the UBS Financial Services Inc. Contract, the fund bears all expenses incurred in its operation that are not specifically assumed by UBS Financial Services Inc. Expenses borne by the fund include the following: (a) the cost (including brokerage commissions, if any) of securities purchased or sold by the fund or any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of the fund by UBS Financial Services Inc.; (c) filing fees and expenses relating to the registration and qualification of the fund's shares under federal or state securities laws and the maintenance of such registrations and qualifications; (d) fees and salaries payable to the fund's Independent Directors; (e) taxes (including any income or franchise taxes) and governmental fees; (f) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (g) any costs, expenses or losses arising out of any liability of or claim for damage or other relief asserted against the fund for violation of any law; (h) legal, accounting and auditing expenses, including legal fees of special counsel for the Independent Directors; (i) charges of custodians, transfer agents and other agents; (j) costs of preparing share certificates; (k) expenses of setting in type and printing prospectuses, statements of additional information and supplements thereto for existing shareholders, reports and statements to shareholders and proxy materials; (l) any extraordinary expenses (including fees and disbursements of counsel) incurred by the fund; and (m) fees and other expenses incurred in connection with membership in investment company organizations.

     Under a contract with UBS Financial Services Inc. ("Sub-Advisory Contract"), UBS Global AM is responsible for the actual investment management of the fund's assets, including the responsibility for making decisions and placing orders to buy, sell or hold particular securities. Under the Sub-Advisory Contract, UBS Financial

Services Inc. (not the fund) pays UBS Global AM a monthly fee at the annual rate of 0.06% of the fund's average daily net assets.


     Under the Sub-Advisory Contract (or a predecessor agreement), during the fiscal years ended March 31, 2005, 2004, and 2003, UBS Financial Services Inc. paid (or accrued) to UBS Global AM fees in the amount of $2,424,951, $1,941,639, and $1,904,765, respectively.

     Under a contract with UBS Financial Services Inc. ("Sub-Administration Contract"), UBS Global AM also serves as the fund's sub-administrator. Under the Sub-Administration Contract, UBS Financial Services Inc. (not the fund) pays UBS Global AM a monthly fee at the annual rate of 0.02% of the fund's average daily net assets. Under the Sub-Administration Contract (or a predecessor agreement), during the fiscal years ended March 31, 2005, 2004, and 2003, UBS Financial Services Inc. paid (or accrued) to UBS Global AM fees in the amount of $808,317, $2,530,470, and $2,926,917, respectively.


     Prior to March 1, 2004, agreements that were superseded by the Sub-Advisory and Sub-Administration Contracts between UBS Financial Services Inc. and UBS Global AM provided for a fee at the annual rate of 20% of the fee paid by the fund to UBS Financial Services Inc. under the UBS Financial Services Inc. Contract.

     Each of the advisory, sub-advisory and sub-administration contracts noted above provides that UBS Financial Services Inc. or UBS Global AM, as the case may be, shall not be liable for any error of judgment or mistake of law or for any loss suffered by the fund in connection with the performance of the contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of UBS Financial Services Inc. or UBS Global AM, in the performance of its duties or from reckless disregard of its duties and obligations thereunder. Each of the advisory, sub-advisory and sub-administration contracts is terminable by vote of the fund's board or by the holders of a majority of the outstanding voting securities of the fund at any time without penalty, on 60 days' written notice to UBS Financial Services Inc. or UBS Global AM, as the case may be. Each of the advisory and sub-advisory contracts may also be terminated by UBS Financial Services Inc. or UBS Global AM, as the case may be, on 90 days' written notice to the other party to the agreement. The sub-administration contract may also be terminated by UBS Global AM on 60 days' written notice to the fund. Each of the advisory, sub-advisory and sub-administration contracts terminates automatically upon its assignment.


     [At the fund's board meeting held on July 21, 2004, the board members considered and approved the continuance of the fund's UBS Financial Services Inc. Contract, Sub-Advisory Contract and Sub-Administration Contract with UBS Global AM. Prior to that meeting, the board's Audit Committee (the "Committee") (currently comprised of the board's Independent Directors) also had met to review and discuss the investment advisory and administration services provided to the fund over the course of the year by UBS Financial Services Inc. and UBS Global AM. In considering the continuance of the UBS Financial Services Inc. Contract, the Sub-Advisory Contract and the Sub-Administration Contract, the Committee analyzed the nature, quality and scope of such services, the revenues received and expenses incurred (actual and projected) by UBS Financial Services Inc. and UBS Global AM in performing the services required under the UBS Financial Services Inc. Contract, the Sub-Advisory Contract and the Sub-Administration Contract, respectively, and the cost allocation methods used in calculating such expenses. The Committee also reviewed UBS Financial Services Inc.'s and UBS Global AM's profitability in managing the fund; the current fees paid by the fund in light of fees paid to other advisors by comparable funds and as a percentage of assets at different asset levels; fees paid to UBS Financial Services Inc. and UBS Global AM by other funds they advise; and the ability of UBS Financial Services Inc. and UBS Global AM to continue to perform the services contemplated under the UBS Financial Services Inc. Contract, Sub-Advisory Contract and Sub-Administration Contract, respectively.]

     [The Committee also considered, with respect to the fund, (i) the breakpoints currently in place for the fund; (ii) the extent to which economies of scale would be realized as the fund grows; and (iii) whether the advisory fee level reflects any such economies of scale for the benefit of the fund's shareholders. The Committee then reviewed the performance of the fund in comparison to a peer group consisting of funds with similar objectives and policies.]

     [The Committee also evaluated the performance of the fund in comparison to funds with similar objectives and policies, the relevant investment advisory personnel, compliance with the fund's investment restrictions, tax and reporting requirements, procedures of UBS Financial Services Inc. and UBS Global AM with respect to possible conflicts of interest, including UBS Global AM's code of ethics, trade allocation procedures for its various investment advisory clients, and best execution procedures. Based on all of the above, as well as other factors and considerations, the Committee recommended to the full board that the board approve the continuance of the UBS Financial Services Inc. Contract, of the Sub-Advisory Contract and of the Sub-Administration Contract.]

     [The full board reviewed the factors considered by the Committee and also gave substantial consideration to the fees payable under the contracts. In this regard, the board evaluated UBS Financial Services Inc.'s and UBS Global AM's profitability with respect to the fund, including consideration of both the actual dollar amount of fees paid by the fund directly to UBS Financial Services Inc. and by UBS Financial Services Inc. to UBS Global AM, and so-called "fallout benefits" to UBS Financial Services Inc. and UBS Global AM or their affiliates, such as, for example, benefits derived from serving as investment advisor or sub-advisor to the fund, the research services available to UBS Financial Services Inc. or UBS Global AM by reason of commissions from other funds, and transfer agency related services fees received by UBS Financial Services Inc. or UBS Global AM for certain transfer agency related services performed for the fund's shareholders. Based on these considerations and the overall high-quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of UBS Financial Services Inc. and UBS Global AM, the board concluded the fees to be paid to UBS Financial Services Inc. and UBS Global AM under the contracts were fair and reasonable, and the scope and quality of UBS Financial Services Inc.'s and UBS Global AM's services to the fund were consistent with the fund's operational requirements and sufficient to approve the continuance of the UBS Financial Services Inc. Contract between the fund and UBS Financial Services Inc., UBS Financial Services Inc.'s Sub-Advisory Contract between UBS Financial Services Inc. and UBS Global AM and UBS Financial Services Inc.'s Sub-Administration Contract between UBS Financial Services Inc. and UBS Global AM.] [To be supplemented after July 2005 board meeting.]


     PRINCIPAL UNDERWRITING ARRANGEMENTS. UBS Global AM acts as the fund's principal underwriter pursuant to a principal underwriting contract with the fund ("Principal Underwriting Contract"). The Principal Underwriting Contract requires UBS Global AM to use its best efforts, consistent with its other businesses, to sell shares of the fund. Shares of the fund are offered continuously. UBS Global AM may enter into dealer agreements with other broker-dealers and with other financial institutions to authorize them to sell fund shares.


     UBS Global AM may also make cash and non-cash payments to broker-dealers and other financial intermediaries (collectively, "Financial Intermediaries"), subject to UBS Global AM's internal policies and procedures. UBS Global AM provides Financial Intermediaries with sales literature and advertising materials relating to the registered investment companies advised by UBS Global AM. UBS Global AM also shares expenses with Financial Intermediaries for costs incurred in hosting seminars for employees and clients of Financial Intermediaries, subject to UBS Global AM's internal policies and procedures governing payments for such seminars. These seminars may take place at UBS Global AM's headquarters or other appropriate locations and may include reimbursement of travel expenses (I.E., transportation, lodging and meals) of employees of Financial Intermediaries in connection with training and education seminars. Subject to UBS Global AM's internal policies and procedures, UBS Global AM may provide any or all of the following to employees of Financial Intermediaries and their guest(s): (i) an occasional meal, a sporting event or theater ticket or other comparable entertainment; (ii) gifts of less than $100 per person per year; and/or (iii) UBS Global AM's promotional items of nominal value (golf balls, shirts, etc.). In addition, Financial Intermediaries may have omnibus accounts and similar arrangements with UBS Global AM and may be paid by UBS Global AM for providing sub-transfer agency and other services. Such expenses paid by UBS Global AM are included in the annual operating expenses set forth in the fund's prospectus.

     TRANSFER AGENCY RELATED SERVICES. UBS Financial Services Inc. provides transfer agency related services to the fund pursuant to a delegation of authority from PFPC, Inc. ("PFPC"), the fund's transfer agent, and is compensated for these services by PFPC, not the fund.

     For the year ended March 31, 2005, UBS Financial Services Inc. received from PFPC, not the fund, $14,649,372 of the total transfer agency and related services fees paid by the fund to PFPC.

     SECURITIES LENDING. During the fiscal years ended March 31, 2005, 2004 and 2003, the fund earned $544, $167,740 and $18,438 for lending securities, respectively. UBS Securities LLC (or UBS Financial Services Inc., which provided such services prior to UBS Securities LLC) earned $272, $59,081 and $6,009, respectively, in compensation as the fund's lending agent.


                             PORTFOLIO TRANSACTIONS

     The fund purchases portfolio securities from dealers and underwriters as well as from issuers. Securities are usually traded on a net basis with dealers acting as principal for their own accounts without a stated commission. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. When securities are purchased directly from an issuer, no commissions or discounts are paid. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.

     The Sub-Advisory Contract authorizes UBS Global AM (with the approval of the board) to select brokers and dealers to execute purchases and sales of the fund's portfolio securities. It directs UBS Global AM to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the fund. To the extent that the execution and price offered by more than one dealer are comparable, UBS Global AM may, in its discretion, effect transactions in portfolio securities with dealers who provide the fund or UBS Global AM with research, analysis, advice and similar services. Although UBS Global AM may receive certain research or execution services in connection with these transactions, UBS Global AM will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid had no services been provided by the executing dealer. Agency transactions in over-the-counter securities are entered into only in compliance with procedures ensuring that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services. These procedures include a requirement that UBS Global AM obtain multiple quotes from dealers before executing the transaction on an agency basis. Moreover, UBS Global AM will not enter into any explicit soft dollar arrangements relating to principal transactions and will not receive in principal transactions the types of services that could be purchased for hard dollars. Information and research services furnished by brokers or dealers through which or with which the fund effects securities transactions may be used by UBS Global AM in advising other funds or accounts and, conversely, research services furnished to UBS Global AM by brokers or dealers in connection with other funds or accounts that it advises may be used in advising the fund. Information and research received from dealers will be in addition to, and not in lieu of, the services required to be performed by UBS Global AM under the Sub-Advisory Contract.


     During the fiscal years ended March 31, 2005, 2004, and 2003, the fund paid no brokerage commissions. Therefore, the fund has not allocated any brokerage transactions for research, analysis, advice and similar services.


     Investment decisions for the fund and for other investment accounts managed by UBS Global AM are made independently of one another in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for the fund and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between the fund and such other account(s) as to amount in a manner deemed equitable to the fund and such account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the fund.

     As of March 31, 2005, the fund owned securities issued by the following companies which are regular broker-dealers for the fund:



                ISSUER                                           TYPE OF SECURITY                      VALUE
                ------                                           ----------------                 --------------
Credit Suisse First Boston USA, Inc                              Commercial Paper                 $   29,810,067
Deutsche Bank                                                  Repurchase Agreement                   63,900,000
Goldman Sachs Group, Inc.                                        Commercial Paper                     79,767,486
Morgan Stanley                                                   Commercial Paper                     34,970,162
Morgan Stanley                                            Short-Term Corporate Obligation             50,000,000


                  ADDITIONAL INFORMATION REGARDING REDEMPTIONS;
                             FINANCIAL INSTITUTIONS

     ADDITIONAL REDEMPTION INFORMATION. The fund may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange ("NYSE") is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists as a result of which (a) disposal by the fund of securities owned by it is not reasonably practicable or
(b) it is not reasonably practicable for such fund fairly to determine the value of its net assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of the fund's portfolio at the time; although the fund attempts to maintain a constant net asset value of $1.00 per share.

     Under normal circumstances, the fund will redeem shares when so requested by a shareholder's broker-dealer other than UBS Financial Services Inc. by telegram or telephone to UBS Global AM. Such a redemption order will be executed at the net asset value next determined after the order is received by UBS Global AM. Redemptions of fund shares effected through a broker-dealer other than UBS Financial Services Inc. may be subject to a service charge by that broker-dealer.

     FINANCIAL INSTITUTIONS. The fund may authorize financial institutions and their delegates or agents, to accept on its behalf purchase and redemption orders that are in "good form" in accordance with the policies of those institutions. The fund will be deemed to have received these purchase and redemption orders when such an institution or its delegate or agent accepts them. Like all customer orders, these orders will be priced based on the fund's net asset value next computed after receipt of the order by the financial institutions or their agents.

                               VALUATION OF SHARES

     The fund uses its best efforts to maintain its net asset value at $1.00 per share. The fund's net asset value per share is determined by State Street Bank and Trust Company ("State Street") as of 2:00 p.m., Eastern time, on each Business Day. As defined in the Prospectus, "Business Day" means any day on which State Street Bank and Trust Company's Boston offices, and the New York City offices of UBS Financial Services Inc. and UBS Financial Services Inc.'s bank, The Bank of New York, are all open for business. One or more of these institutions will be closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day.

     The fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 ("Rule") under the Investment Company Act. To use amortized cost to value its portfolio securities, the fund must adhere to certain conditions under the Rule relating to its investments, some of which are discussed in this SAI. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account, and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. If a large number of redemptions take place at a time when interest rates have increased, the fund might have to sell portfolio securities prior to maturity and at a price that might not be desirable.

     The board has established procedures ("Procedures") for the purpose of maintaining a constant net asset value of $1.00 per share, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. If that deviation exceeds 1/2 of 1% for the fund, the board will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. The fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will not purchase any instrument having, or deemed to have, a remaining maturity of more than 397 days, will limit portfolio investments, including repurchase agreements, to those US dollar denominated instruments that are of high quality under the Rule and that UBS Global AM, acting pursuant to the Procedures, determines present minimal credit risks, and will comply with certain reporting and recordkeeping procedures. There is no assurance that constant net asset value per share will be maintained. If amortized cost ceases to represent fair value per share, the board will take appropriate action.

     In determining the approximate market value of portfolio investments, the fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. Other assets, if any, are valued at fair value as determined in good faith by or under the direction of the board.

                                      TAXES


     QUALIFICATION AS A REGULATED INVESTMENT COMPANY. The fund intends to continue to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code. To so qualify, the fund must distribute to its shareholders in each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain, if any, determined without regard to any deduction for dividends paid) and must meet several additional requirements. Among these requirements are the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities and certain other income; (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, US government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than US government securities or the securities of other RICs) of any one issuer or in two or more issuers that the fund controls and which are engaged in the same or similar trades or businesses.


     By qualifying for treatment as a RIC, the fund (but not its shareholders) will be relieved of federal income tax on the portion of its investment company taxable income and net capital gain that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income for the taxable year. If the fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.


     TAXES ON FUND DISTRIBUTIONS. Distributions of investment company taxable income are taxable to you, whether paid in cash or reinvested in fund shares. Distributions of net investment income received by the fund from investments in debt securities and any net realized short-term capital gains distributed by the fund will be taxable to shareholders as ordinary income and will not be eligible for the dividends-received deduction for corporations. Due to its investment strategy, the fund will not typically derive net long-term capital gains.

     Although current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on certain qualifying dividend income, distributions from funds such as the fund investing primarily in bonds and other debt instruments will not generally qualify for the lower tax rates.

                                OTHER INFORMATION


     VOTING RIGHTS. Shareholders of the fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative, and as a result, the holders of more than 50% of all the shares of the fund may elect all its board members.

     The fund does not hold annual meetings. There normally will be no meetings of shareholders to elect directors unless fewer than a majority of the directors holding office have been elected by shareholders. The directors are required to call a meeting of shareholders when requested in writing to do so by the shareholders of record holding at least 25% of the fund's outstanding shares. Each share of the fund has equal voting, dividend and liquidation rights.

     PRIOR NAMES. Prior to June 9, 2003, the fund's name was "UBS PaineWebber Cashfund, Inc." Prior to April 12, 2001, the fund's name was "PaineWebber Cashfund, Inc."


     CUSTODIAN AND RECORDKEEPING AGENT; TRANSFER AND DIVIDEND AGENT. State Street Bank and Trust Company, located at 2 Avenue DeLafayette, Boston, MA 02206-5501, serves as custodian and recordkeeping agent for the fund. PFPC Inc. ("PFPC"), a subsidiary of PNC Bank, N.A., serves as the fund's transfer and dividend disbursing agent. PFPC is located at 400 Bellevue Parkway, Wilmington, DE 19809.


     COUNSEL. The law firm of Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006-2401, serves as counsel to the fund. Dechert LLP also acts as counsel to UBS Global AM in connection with other matters. Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, New York 10019, serves as independent counsel to the Independent Directors.


     AUDITORS. Ernst & Young LLP, Five Times Square, New York, New York 10036, serves as the fund's independent registered public accounting firm.


                              FINANCIAL STATEMENTS


     The fund's Annual Report to Shareholders for its last fiscal year ended March 31, 2005 is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of independent registered public accounting firm appearing therein are incorporated herein by reference.

                  (This page has been left blank intentionally)

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED OR REFERRED TO IN THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION. THE FUND AND ITS PRINCIPAL UNDERWRITER HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT. THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION ARE NOT AN OFFER TO SELL SHARES OF THE FUND IN ANY JURISDICTION WHERE THE FUND OR ITS PRINCIPAL UNDERWRITER MAY NOT LAWFULLY SELL THOSE SHARES.



(C)2005 UBS Financial Services Inc. All rights reserved.


                                UBS Cashfund Inc.


                                             Statement of Additional Information
                                                                 [July 29, 2005]


                                                     UBS FINANCIAL SERVICES INC.

PART C. OTHER INFORMATION

Item 23. EXHIBITS

(1)   (a)   Restatement of Articles of Incorporation 1/

      (b) Articles of Amendment to Restatement of Articles of Incorporation effective April 12, 2001 2/

      (c) Articles of Amendment to Restatement of Articles of Incorporation effective June 9, 2003 3/

(2)   (a)   Amended By-Laws 4/

      (b)   Certificate of Amendment to Amended By-Laws dated November 21, 2001
            3/

      (c)   Certificate of Amendment to Amended By-Laws effective June 9, 2003
            3/

(3) Instruments defining the rights of holders of Registrant's shares of common stock 5/

(4)   (a)   Investment Advisory and Administration Contract between Registrant and UBS Financial Services Inc. 6/

      (b) Sub-Advisory Contract between UBS Financial Services Inc. and UBS Global Asset Management (US) Inc. 7/

      (c) Sub-Administration Contract between UBS Financial Services Inc. and UBS Global Asset Management (US) Inc. 7/

(5)   (a)   Principal Underwriting Contract 2/

      (b)   Dealer Agreement 6/

(6)   Bonus, profit sharing or pension plans - none

(7)   (a)   Custodian Contract 4/

      (b)   Amendment to Custody Contract dated August 2, 1999 3/

(8)   (a)   Transfer Agency Agreement 4/

      (b)   Amendment to the Transfer Agency Agreement 8/

      (c)   Amendment to the Transfer Agency Agreement 9/

(9)   Opinion and Consent of Counsel (to be filed)

(10) Other opinions, appraisals, rulings and consents: Consent of Independent Auditors (to be filed)

(11)  Financial statements omitted - none

(12)  Letter of Investment Intent 4/

(13)  Plan pursuant to Rule 12b-1 - none

(14)  Plan pursuant to Rule 18f-3 - none

(15)  Code of Ethics - Not applicable.  The Fund is a money market fund.

(16) Powers of Attorney for Mrs. Alexander and Messrs. Armstrong, Beaubien, Beck, Burt, Feldberg, Schafer and White dated May 12, 2005 (filed herewith)

----------
1/ Incorporated by reference from Post-Effective Amendment No. 35 to the Registrant's registration statement, SEC File No. 2-60655, filed July 31, 1996.

2/ Incorporated by reference from Post-Effective Amendment No. 41 to the Registrant's registration statement, SEC File No. 2-60655, filed July 31, 2001.

3/ Incorporated by reference from Post-Effective Amendment No. 43 to the Registrant's registration statement, SEC File No. 2-60655, filed July 29, 2003.

4/ Incorporated by reference from Post-Effective Amendment No. 37 to the Registrant's registration statement, SEC File No. 2-60655, filed July 31, 1998.

5/ Incorporated by reference from Articles Sixth, Eighth, Ninth and Twelfth of the Registrant's Restated of Articles of Incorporation and Articles II, III, VIII, X, and XI of the Registrant's Amended By-Laws.

6/ Incorporated by reference from Post-Effective Amendment No. 42 to the Registrant's registration statement, SEC File No. 2-60655, filed July 29, 2002.

7/ Incorporated by reference from Post-Effective Amendment No. 44 to the Registrant's registration statement, SEC File No. 2-60655, filed July 26, 2004.

8/ Incorporated by reference from Post-Effective Amendment No. 47 to the registration statement of UBS Master Series Inc., SEC File No. 33-2524, filed June 30, 2003.

9/ Incorporated by reference from Post-Effective Amendment No. 37 to the registration statement of UBS RMA Money Fund Inc., SEC File No. 002-78309, filed August 30, 2004.

Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

      None.

Item 25. INDEMNIFICATION

      Article Fourteenth of the Restatement of Articles of Incorporation, as amended ("Articles"), provides that the directors and officers of the Registrant shall not be liable to the Registrant or to any of its stockholders for money damages to the maximum extent permitted by applicable law. Article Fourteenth also provides that any repeal or modification of Article Fourteenth or adoption or modification of any other provision of the Articles or By-Laws inconsistent with Article Fourteenth shall be prospective only, to the extent that any such repeal or modification would, if applied retroactively, adversely affect any limitation on the liability of any director or officer of the Registrant or indemnification available to any person covered by these provisions with respect to any act or omission which occurred prior to such repeal, modification or adoption.

      Section 10.01 of Article 10 of the Amended By-Laws ("By-Laws") provides that the Registrant shall indemnify its present and past directors, officers, employees and agents, and any persons who are serving or have served at the request of the Registrant as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, or enterprise, to the fullest extent permitted by law.

      Section 10.02 of Article 10 of the By-Laws further provides that the Registrant may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Registrant, or is or was serving at the request of the Registrant as a director, officer or employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the Registrant would have the power to indemnify him against such liability.

      Section 8 of the Investment Advisory and Administration Contract between Registrant and UBS Financial Services Inc. ("Advisory and Administration Contract") provides that UBS Financial Services Inc. shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Registrant in connection with the matters to which the Advisory and Administration Contract relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Advisory and Administration Contract. Section 8 further provides that any person, even though also an officer, director, employee or agent of UBS Financial Services Inc., who may be or become an officer, director or employee of the Registrant, shall be deemed, when rendering services to the Registrant or acting with respect to any business of the Registrant, to be rendering such service to or acting solely for the Registrant and not as an officer, director, employee, or agent or one under the control or direction of UBS Financial Services Inc. even though paid by it.

      Section 7 of the Sub-Advisory Contract between UBS Financial Services Inc. and UBS Global Asset Management (US) Inc. ("UBS Global AM") and Section 8 of the Sub-Administration Contract between UBS Financial Services Inc. and UBS Global AM contain provisions similar to Section 9 of the Advisory and Administration Contract between the Registrant and UBS Financial Services Inc.

      Section 9 of the Principal Underwriting Contract provides that the Registrant will indemnify UBS Global AM and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by UBS Global AM to the Registrant for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933, as amended ("1933 Act"). Section 9 of the Principal Underwriting Contract also provides that UBS Global AM agrees to indemnify, defend and hold the Registrant, its officers and directors free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by UBS Global AM for use in the Registration Statement or arising out of an agreement between UBS Global AM and any retail dealer, or arising out of supplementary literature or advertising used by UBS Global AM in connection with the Principal Underwriting Contract.

      Section 8 of the Dealer Agreement contains provisions similar to Section 9 of the Principal Underwriting Contract with respect to UBS Financial Services Inc.

      Insofar as indemnification for liabilities arising under the 1933 Act may be provided to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

      UBS Financial Services Inc., a Delaware corporation, is a registered investment adviser and is an indirect wholly-owned subsidiary of UBS AG. UBS Financial Services Inc. is primarily engaged in the financial services business. Information as to the officers and directors of UBS Financial Services Inc. is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-7163), and is incorporated herein by reference.

      UBS Global AM, a Delaware corporation, is a registered investment adviser and is also an indirect wholly-owned subsidiary of UBS AG. UBS Global AM is primarily engaged in the investment advisory and financial services business. Information as to the officers and directors of UBS Global AM is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219) and is incorporated herein by reference.

Item 27. PRINCIPAL UNDERWRITERS

(a) UBS Global AM serves as principal underwriter and/or investment advisor or manager for the following other investment companies:

            GLOBAL HIGH INCOME DOLLAR FUND INC.
            INSURED MUNICIPAL INCOME FUND INC.
            INVESTMENT GRADE MUNICIPAL INCOME FUND INC.
            MANAGED HIGH YIELD PLUS FUND INC.
            SMA RELATIONSHIP TRUST
            STRATEGIC GLOBAL INCOME FUND, INC.
            THE UBS FUNDS
            UBS INDEX TRUST
            UBS INVESTMENT TRUST
            UBS MANAGED MUNICIPAL TRUST
            UBS MASTER SERIES, INC.
            UBS MONEY SERIES
            UBS MUNICIPAL MONEY MARKET SERIES
            UBS PACE SELECT ADVISORS TRUST
            UBS RMA MONEY FUND INC.

            UBS RMA TAX-FREE FUND INC.
            UBS SERIES TRUST

      (b) UBS Global AM is the principal underwriter of the Registrant. UBS Financial Services Inc. acts as dealer for the shares of the Registrant. The directors and officers of UBS Global AM, their principal business addresses and their positions and offices with UBS Global AM are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219). The directors and officers of UBS Financial Services Inc., their principal business addresses and their positions and offices with UBS Financial Services Inc. are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-7163). The foregoing information is hereby incorporated herein by reference. The information set forth below is furnished for those directors and officers of UBS Global AM or UBS Financial Services Inc. who also serve as directors or officers of the Registrant.



                          POSITION(S) HELD WITH              POSITION AND OFFICES WITH UNDERWRITER OR
NAME AND ADDRESS          REGISTRANT                         DEALER
----------------          ---------------------              ----------------------------------------
Joseph Allessie*          Vice President and Assistant       Director and Associate General Counsel of UBS
                          Secretary                          Global AM

W. Douglas Beck*          President                          Executive Director and Head of Mutual Fund
                                                             Product Development and Management of UBS Global
                                                             AM

James Capezzuto*          Vice President and Assistant       Director and Associate General Counsel at UBS
                          Secretary                          Global AM

Thomas Disbrow*           Vice President and Treasurer       Director, Head of Mutual Fund Operations and
                                                             Co-Head of the Mutual Fund Finance Department of
                                                             UBS Global AM

Mark F. Kemper**          Vice President and Secretary       Executive Director and General Counsel of UBS
                                                             Global AM

Joanne M. Kilkeary*       Vice President and Assistant       Associate Director and a Senior Manager of the
                          Treasurer                          Mutual Fund Finance Department of UBS Global AM

Joseph McGill*            Vice President and Chief           Executive Director and Chief Compliance Officer
                          Compliance Officer                 at UBS Global AM

Joseph T. Malone*         Vice President and Assistant       Director and Co-Head of the Mutual Fund Finance
                          Treasurer                          Department of UBS Global AM

Michael H. Markowitz**    Vice President                     Managing Director, Portfolio Manager and Head of
                                                             U.S. Short Duration Fixed Income of UBS Global AM

Keith A. Weller*          Vice President and Assistant       Executive Director and Associate General Counsel
                          Secretary                          of UBS Global AM



      * This person's business address is 51 West 52nd Street, New York, New York 10019- 6114.
      ** This person's business address is One North Wacker Drive, Chicago, Illinois 60606.

      (c)   None.

Item 28. LOCATION OF ACCOUNTS AND RECORDS

      The books and other documents required by (i) paragraphs (b)(4), (c) and
(d) of Rule 31a-1 and (ii) paragraphs (a)(3), (a)(4), (a)(5), (c) and (e) of Rule 31a-2 under the Investment Company Act of 1940 are maintained in the physical possession of UBS Global AM at 51 West 52nd Street, New York, New York 10019-6114. Certain information required by Rule 31a-1(b)(1) to be maintained by a money market fund is maintained in the possession of UBS Global AM at 51 West 52nd Street, New York, New York 10019-6114, or at One North Wacker Drive, Chicago, Illinois 60606. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodian.

ITEM 29. MANAGEMENT SERVICES

      Not applicable.

ITEM 30. UNDERTAKINGS

      None.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 27th day of May, 2005.


                                      UBS CASHFUND INC.

                                      By: /s/ Keith A. Weller
                                          ----------------------------------
                                          Keith A. Weller
                                          Vice President and Assistant Secretary

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:


SIGNATURE                        TITLE                           DATE
---------                        -----                           ----
/s/ Margo N. Alexander           Director                        May 27, 2005
-----------------------------
Margo N. Alexander*

/s/ Richard Q. Armstrong         Director and Chairman of the    May 27, 2005
-----------------------------    Board of Directors
Richard Q. Armstrong*

/s/ David J. Beaubien            Director                        May 27, 2005
-----------------------------
David J. Beaubien*

/s/ W. Douglas Beck              President                       May 27, 2005
-----------------------------
W. Douglas Beck*

/s/ Richard R. Burt              Director                        May 27, 2005
-----------------------------
Richard R. Burt*

/s/ Thomas Disbrow               Vice President and Treasurer    May 27, 2005
-----------------------------
Thomas Disbrow

/s/ Meyer Feldberg               Director                        May 27, 2005
-----------------------------
Meyer Feldberg*

/s/ Carl W. Schafer              Director                        May 27, 2005
-----------------------------
Carl W. Schafer*

/s/ William D. White             Director                        May 27, 2005
-----------------------------
William D. White*



      *Signatures affixed by Stephen H. Bier pursuant to Powers of Attorney dated May 12, 2005, and filed herewith.

                                UBS CASHFUND INC.
                                  EXHIBIT INDEX



EXHIBIT
NUMBER
-------
(16)        Powers of Attorney for Mrs. Alexander and Messrs. Armstrong,
            Beaubien, Beck, Burt, Feldberg, Schafer and White dated May 12, 2005